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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-08257
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                          GE INSTITUTIONAL FUNDS
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE INSTITUTIONAL U.S. EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)


                                                                              NUMBER OF
                                                                               SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.4%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.2%
Autozone, Inc.                                                                 22,880                           $ 2,018,016 (a)
Bed Bath & Beyond, Inc.                                                        97,835                             3,245,187 (a)
Cablevision Systems Corp. (Class A)                                            56,378                             1,209,308
Carnival Corp.                                                                 85,090                             3,551,657
CBS Corp.                                                                      52,444                             1,418,610
Comcast Corp. (Class A)                                                       265,146                             8,691,486 (a,h)
Federated Department Stores Inc.                                               31,200                             1,141,920
Koninklijke Philips Electronics N.V. ADR                                       63,769                             1,985,767
Liberty Global, Inc. (Series A)                                                17,048                               366,532 (a,j)
Liberty Global, Inc. (Series C)                                               168,885                             3,473,964 (a,j)
Liberty Media Holding Corp - Capital (Series A)                                31,731                             2,658,106 (a)
Liberty Media Holding Corp - Interactive (Series A)                           158,654                             2,738,368 (a)
News Corp. (Class A)                                                           94,545                             1,813,373
Omnicom Group, Inc.                                                            73,765                             6,571,724
Ross Stores, Inc.                                                              53,418                             1,498,375
Staples, Inc.                                                                  36,873                               896,751
Starwood Hotels & Resorts Worldwide, Inc.                                      23,636                             1,426,196
Target Corp.                                                                   97,783                             4,778,655
The Home Depot, Inc.                                                          172,918                             6,188,735
Time Warner, Inc.                                                             189,090                             3,271,257
Viacom Inc. (Class B)                                                          80,836                             2,897,162 (a)
                                                                                                                 61,841,149

CONSUMER STAPLES - 10.1%
Alberto-Culver Co.                                                             47,834                             2,330,473 (a)
Altria Group, Inc.                                                              4,812                               353,345
Clorox Co.                                                                    113,350                             6,910,950
Colgate-Palmolive Co.                                                         121,481                             7,276,712
Diageo PLC ADR                                                                 15,380                             1,038,919
General Mills, Inc.                                                            43,018                             2,222,310
Kellogg Co.                                                                   101,277                             4,904,845
Kimberly-Clark Corp.                                                           31,711                             1,956,569
PepsiCo, Inc.                                                                 246,124                            14,777,285
Procter & Gamble Co.                                                           39,204                             2,179,742
Sara Lee Corp.                                                                 47,197                               756,096
The Coca-Cola Co.                                                             257,908                            11,095,202
                                                                                                                 55,802,448

ENERGY - 9.3%
EnCana Corp.                                                                   21,201                             1,116,021 (j)
EOG Resources, Inc.                                                            61,454                             4,261,220
Exxon Mobil Corp.                                                             329,773                            20,231,574
Halliburton Co.                                                                85,790                             6,366,476
Hess Corp.                                                                     83,899                             4,434,062
Occidental Petroleum Corp.                                                     49,286                             5,054,279
Schlumberger Ltd.                                                             103,999                             6,771,375
Transocean Inc.                                                                42,986                             3,452,636 (a)
                                                                                                                 51,687,643

FINANCIALS - 17.2%
AFLAC Incorporated                                                             55,309                             2,563,572
Allstate Corp.                                                                 85,563                             4,682,863
American Express Co.                                                           29,782                             1,584,998
American International Group, Inc.                                            207,526                            12,254,410
Bank of America Corp.                                                         334,098                            16,070,114 (h)
Berkshire Hathaway, Inc. (Class B)                                                716                             2,178,788 (a)
BlackRock Inc. (Class A)                                                        7,564                             1,052,682 (j)
Chubb Corp.                                                                    52,000                             2,594,800
Citigroup, Inc.                                                               120,545                             5,815,091
Everest Re Group, Ltd.                                                         13,236                             1,145,841
Federal Home Loan Mortgage Corp.                                               76,581                             4,365,883
Federal National Mortgage Assoc.                                               97,854                             4,706,777
HCC Insurance Holdings, Inc.                                                   36,892                             1,086,100
Mellon Financial Corp.                                                        165,290                             5,690,935
Merrill Lynch & Company, Inc.                                                  49,740                             3,459,914
Metlife, Inc.                                                                 116,972                             5,990,136
Morgan Stanley                                                                 41,086                             2,597,046
Prudential Financial, Inc.                                                     19,618                             1,524,319
State Street Corp.                                                            106,538                             6,188,792 (e)
SunTrust Banks, Inc.                                                           88,447                             6,744,968
The Bank of New York Company, Inc.                                             22,691                               730,650
US Bancorp                                                                     60,682                             1,873,860
Wells Fargo & Co.                                                               7,062                               473,719
                                                                                                                 95,376,258

HEALTHCARE - 13.7%
Abbott Laboratories                                                           148,875                             6,492,439
Advanced Medical Optics, Inc.                                                  14,654                               742,958 (a,j)
Aetna, Inc.                                                                   122,066                             4,874,095
Amgen, Inc.                                                                   129,389                             8,440,044 (a)
Baxter International, Inc.                                                     92,304                             3,393,095
Eli Lilly & Co.                                                                31,200                             1,724,424
Gilead Sciences, Inc.                                                          19,935                             1,179,355 (a)
GlaxoSmithKline PLC ADR                                                        49,548                             2,764,778
Johnson & Johnson                                                             154,883                             9,280,589
LIncare Holdings Inc.                                                          71,854                             2,718,955 (a)
Medco Health Solutions, Inc.                                                   45,864                             2,627,090 (a)
Medtronic Inc.                                                                 32,798                             1,538,882
Novartis AG ADR                                                                32,618                             1,758,763
Pfizer Inc.                                                                   634,789                            14,898,498
Quest Diagnostics Inc.                                                         18,427                             1,104,146
Thermo Electron Corp.                                                          12,868                               466,336 (a)
UnitedHealth Group Incorporated                                                45,390                             2,032,564
Wyeth                                                                         224,214                             9,957,344
                                                                                                                 75,994,355

INDUSTRIALS - 8.5%
ABB Ltd. ADR                                                                  127,636                             1,654,163
Burlington Northern Santa Fe Corp.                                             17,477                             1,385,052
Cooper Industries Ltd.                                                         16,545                             1,537,361
Corinthian Colleges, Inc.                                                      43,750                               628,250 (a,j)
CSX Corp.                                                                      17,964                             1,265,384
Deere & Co.                                                                    36,873                             3,078,527
Dover Corp.                                                                   164,130                             8,112,946
Eaton Corp.                                                                    73,811                             5,565,349
General Dynamics Corp.                                                         27,877                             1,824,828
Honeywell International Inc.                                                    8,480                               341,744
ITT Industries, Inc.                                                           15,127                               748,787
Northrop Grumman Corp.                                                         41,600                             2,664,896
Rockwell Collins, Inc.                                                         11,818                               660,272
Southwest Airlines Co.                                                        151,272                             2,476,323
Textron Inc.                                                                   34,225                             3,154,861
3M Co.                                                                          9,454                               763,600
Tyco International Ltd.                                                       151,159                             4,156,873
United Technologies Corp.                                                      90,370                             5,731,265
Waste Management, Inc.                                                         34,509                             1,238,183
                                                                                                                 46,988,664

INFORMATION TECHNOLOGY - 17.0%
Activision, Inc.                                                               56,727                               645,553 (a)
Adobe Systems Incorporated                                                     47,969                             1,456,339 (a)
Analog Devices, Inc.                                                          172,213                             5,534,926
Applied Materials, Inc.                                                        32,996                               537,175
Automatic Data Processing, Inc.                                                65,028                             2,949,020
Checkfree Corp.                                                                14,182                               702,860 (a)
Cisco Systems, Inc.                                                           400,979                             7,831,120 (a,h)
Dell, Inc.                                                                     65,718                             1,604,176 (a)
eBay, Inc.                                                                     72,891                             2,134,977 (a)
EMC Corporation                                                               143,874                             1,578,298 (a,h)
Fidelity National Information Services, Inc.                                   26,473                               937,144
First Data Corp.                                                              334,240                            15,054,170 (h)
Hewlett-Packard Co.                                                            37,260                             1,180,397
Intel Corp.                                                                   189,232                             3,585,946
International Business Machines Corp.                                          61,454                             4,720,896
Intuit Inc.                                                                    51,722                             3,123,492 (a)
Linear Technology Corp.                                                        40,560                             1,358,354
Microchip Technology Inc.                                                      41,637                             1,396,921
Microsoft Corp.                                                               720,950                            16,798,135 (h)
Molex, Inc. (Class A)                                                         149,381                             4,291,716
Oracle Corp.                                                                  632,558                             9,165,765 (a)
Sun Microsystems, Inc.                                                        176,582                               732,815 (a)
Texas Instruments Incorporated                                                 73,035                             2,212,230
Xerox Corp.                                                                    66,181                               920,578 (a)
Yahoo! Inc.                                                                   119,127                             3,931,191 (a)
                                                                                                                 94,384,194

MATERIALS - 3.4%
Air Products & Chemicals, Inc.                                                 36,886                             2,357,753
Barrick Gold Corp.                                                            123,509                             3,655,866
Dow Chemical Co.                                                               27,418                             1,070,125
Freeport-McMoRan Copper & Gold Inc. (Class B)                                  60,800                             3,368,928 (j)
Monsanto Co.                                                                   79,825                             6,720,467
Praxair, Inc.                                                                  24,582                             1,327,428
Weyerhaeuser Co.                                                                8,982                               559,130
                                                                                                                 19,059,697

TELECOMMUNICATION SERVICES - 2.4%
Alltel Corp.                                                                   64,707                             4,130,248
Sprint Corporation                                                            149,713                             2,992,763
Verizon Communications Inc.                                                   101,636                             3,403,790
Vodafone Group PLC ADR                                                        119,411                             2,543,454
                                                                                                                 13,070,255

UTILITIES -  2.6%
American Electric Power Company, Inc.                                          28,363                               971,433
Constellation Energy Group, Inc.                                               42,545                             2,319,553
Dominion Resources, Inc.                                                       42,545                             3,181,941 (j)
Duke Energy Corp.                                                              56,869                             1,670,243
Entergy Corp.                                                                  22,251                             1,574,258
FirstEnergy Corp.                                                              14,182                               768,806
PG&E Corp.                                                                     39,762                             1,561,851
PPL Corp.                                                                      34,518                             1,114,931
Southern Co.                                                                   37,052                             1,187,517
                                                                                                                 14,350,533

TOTAL COMMON STOCK                                                                                              528,555,196
(COST $515,668,608)

EXCHANGE TRADED FUNDS - 3.2%

Financial Select Sector SPDR Fund                                             107,011                             3,454,315 (o)
Industrial Select Sector SPDR Fund                                            413,861                            13,988,502 (o)

TOTAL EXCHANGE TRADED FUNDS                                                                                      17,442,817
(COST $15,457,838)

TOTAL INVESTMENTS IN SECURITIES                                                                                 545,998,013
(COST $531,126,446)

SHORT-TERM INVESTMENTS - 2.5%

SHORT-TERM INVESTMENTS - 1.0%
GEI Short Term Investment Fund
6.93%                                                                       5,733,750                             5,733,750 (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES ON LOAN - 1.5%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                       8,331,155                             8,331,155 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                     14,064,905
(COST $14,064,905)

TOTAL INVESTMENTS                                                                                               560,062,918
(COST $545,191,351)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.1)%                                                              (6,219,224)

NET ASSETS  - 100.0%                                                                                           $553,843,694


OTHER INFORMATION

The GE Institutional U.S. Equity had the following short futures contracts open at June 30, 2006 (unaudited):

                                                                         NUMBER OF         CURRENT              UNREALIZED
         DESCRIPTION                                 EXPIRATION DATE     CONTRACTS       NOTIONAL VALUE         DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                September 2006          4           $ (1,279,400)           $ (28,675)
-----------------------------------------------------------------------------------------------------------------------------------


GE INSTITUTIONAL S&P 500 INDEX

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)



                                                                          NUMBER OF
                                                                            SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.7%
------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 10.0%
Amazon.Com, Inc.                                                           2,700                             $ 104,436 (a)
Apollo Group, Inc. (Class A)                                               1,300                                67,171 (a)
Autonation, Inc.                                                           1,468                                31,474 (a)
Autozone, Inc.                                                               500                                44,100 (a)
Bed Bath & Beyond, Inc.                                                    2,600                                86,242 (a)
Best Buy Company, Inc.                                                     3,650                               200,166
Big Lots, Inc.                                                             1,100                                18,788 (a)
Black & Decker Corp.                                                         700                                59,122
Brunswick Corp.                                                              900                                29,925
Carnival Corp.                                                             3,900                               162,786
CBS Corp.                                                                  6,950                               187,997
Centex Corp.                                                               1,100                                55,330
Circuit City Stores, Inc.                                                  1,300                                35,386
Clear Channel Communications, Inc.                                         4,700                               145,465 (a)
Coach, Inc.                                                                3,400                               101,660 (a)
Comcast Corp. (Class A)                                                   19,259                               630,540 (a)
Cooper Tire & Rubber Co.                                                     700                                 7,798
D.R. Horton, Inc.                                                          2,400                                57,168
Darden Restaurants, Inc.                                                   1,150                                45,310
Dillard's, Inc. (Class A)                                                    500                                15,925
Dollar General Corp.                                                       2,741                                38,319
Dow Jones & Company, Inc.                                                    600                                21,006
Eastman Kodak Co.                                                          2,600                                61,828
Family Dollar Stores, Inc.                                                 1,300                                31,759
Federated Department Stores Inc.                                           5,082                               186,001
Ford Motor Co.                                                            16,377                               113,493
Fortune Brands, Inc.                                                       1,300                                92,313
Gannett Company, Inc.                                                      2,100                               117,453
General Motors Corp.                                                       5,112                               152,286
Genuine Parts Co.                                                          1,600                                66,656
Goodyear Tire & Rubber Co.                                                 1,600                                17,760 (a)
H&R Block, Inc.                                                            3,000                                71,580
Harley-Davidson, Inc.                                                      2,400                               131,736
Harman International Industries Inc.                                         600                                51,222
Harrah's Entertainment, Inc.                                               1,700                               121,006
Hasbro, Inc.                                                               1,550                                28,071
Hilton Hotels Corp.                                                        3,000                                84,840
International Game Technology                                              3,100                               117,614
Interpublic Group of Companies, Inc.                                       3,900                                32,565 (a)
J.C. Penney Company, Inc.                                                  2,100                               141,771
Johnson Controls, Inc.                                                     1,800                               147,996
Jones Apparel Group, Inc.                                                  1,100                                34,969
KB Home                                                                      700                                32,095
Kohl's Corp.                                                               3,100                               183,272 (a)
Leggett & Platt Incorporated                                               1,600                                39,968
Lennar Corp. (Class A)                                                     1,200                                53,244
Limited Brands                                                             3,026                                77,435
Liz Claiborne Inc.                                                         1,000                                37,060
Lowe's Companies, Inc.                                                     7,000                               424,690
Marriott International Inc. (Class A)                                      3,000                               114,360
Mattel, Inc.                                                               3,300                                54,483
McDonald's Corp.                                                          11,300                               379,680
McGraw-Hill Companies Inc.                                                 3,300                               165,759
Meredith Corp.                                                               400                                19,816
New York Times Co. (Class A)                                               1,300                                31,902
Newell Rubbermaid Inc.                                                     2,415                                62,379
News Corp. (Class A)                                                      21,700                               416,206
Nike Inc. (Class B)                                                        1,700                               137,700
Nordstrom, Inc.                                                            1,900                                69,350
Office Depot, Inc.                                                         2,700                               102,600 (a)
OfficeMax, Inc.                                                              600                                24,450
Omnicom Group, Inc.                                                        1,600                               142,544
Pulte Homes, Inc.                                                          1,900                                54,701
RadioShack Corp.                                                           1,200                                16,800
Sears Holdings Corp.                                                         929                               143,846 (a)
Sherwin-Williams Co.                                                       1,000                                47,480
Snap-On Incorporated                                                         500                                20,210
Stanley Works                                                                700                                33,054
Staples, Inc.                                                              6,450                               156,864
Starbucks Corp.                                                            7,000                               264,320 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                  1,900                               114,646
Target Corp.                                                               7,900                               386,073
The E.W. Scripps Co. (Class A)                                               700                                30,198
The Gap, Inc.                                                              5,262                                91,559
The Home Depot, Inc.                                                      18,600                               665,694
The Walt Disney Co.                                                       19,800                               594,000
Tiffany & Co.                                                              1,200                                39,624
Time Warner, Inc.                                                         38,650                               668,645 (h)
TJX Companies, Inc.                                                        4,100                                93,726
Tribune Co.                                                                2,382                                77,248
Univision Communications Inc. (Class A)                                    2,100                                70,350 (a)
VF Corp.                                                                     800                                54,336
Viacom Inc. (Class B)                                                      6,550                               234,752 (a)
Wendy's International, Inc.                                                1,000                                58,290
Whirlpool Corp.                                                              671                                55,458
Yum! Brands, Inc.                                                          2,500                               125,675
                                                                                                            10,615,575

CONSUMER STAPLES - 9.4%
Alberto-Culver Co.                                                           750                                36,540 (a)
Altria Group, Inc.                                                        18,900                             1,387,827 (h)
Anheuser-Busch Companies, Inc.                                             7,000                               319,130
Archer-Daniels-Midland Co.                                                 5,908                               243,882
Avon Products, Inc.                                                        4,000                               124,000
Brown-Forman Corp. (Class B)                                                 800                                57,160
Campbell Soup Co.                                                          1,700                                63,087
Clorox Co.                                                                 1,300                                79,261
Coca-Cola Enterprises, Inc.                                                2,700                                54,999
Colgate-Palmolive Co.                                                      4,600                               275,540
ConAgra Foods, Inc.                                                        4,600                               101,706
Constellation Brands, Inc. (Class A)                                       1,700                                42,500 (a)
Costco Wholesale Corp.                                                     4,200                               239,946
CVS Corp.                                                                  7,400                               227,180
Dean Foods Co.                                                             1,200                                44,628 (a)
General Mills, Inc.                                                        3,200                               165,312
HJ Heinz Co.                                                               3,000                               123,660
Kellogg Co.                                                                2,300                               111,389
Kimberly-Clark Corp.                                                       4,100                               252,970
Kroger Co.                                                                 6,500                               142,090
McCormick & Company, Inc.                                                  1,200                                40,260
Molson Coors Brewing Co. (Class B)                                           500                                33,940
Pepsi Bottling Group, Inc.                                                 1,200                                38,580
PepsiCo, Inc.                                                             14,910                               895,196
Procter & Gamble Co.                                                      29,595                             1,645,482
Reynolds American Inc.                                                       800                                92,240
Safeway Inc.                                                               4,000                               104,000
Sara Lee Corp.                                                             6,906                               110,634
Supervalu Inc.                                                             1,790                                54,949
Sysco Corp.                                                                5,600                               171,136
The Coca-Cola Co.                                                         18,500                               795,870 (h)
The Estee Lauder Companies Inc. (Class A)                                  1,100                                42,537
The Hershey Co.                                                            1,600                                88,112
Tyson Foods, Inc. (Class A)                                                2,400                                35,664
UST Inc.                                                                   1,500                                67,785
Walgreen Co.                                                               9,200                               412,528
Wal-Mart Stores, Inc.                                                     22,600                             1,088,642
Whole Foods Market, Inc.                                                   1,200                                77,568
WM Wrigley Jr. Co.                                                         2,000                                90,720
                                                                                                             9,978,650

ENERGY - 9.9%
Anadarko Petroleum Corp.                                                   4,074                               194,289
Apache Corp.                                                               3,012                               205,569
Baker Hughes Incorporated                                                  3,070                               251,280
BJ Services Co.                                                            2,900                               108,054
Chesapeake Energy Corp.                                                    3,400                               102,850
Chevron Corporation                                                       20,014                             1,242,069
ConocoPhillips                                                            14,916                               977,445
Consol Energy, Inc.                                                        1,600                                74,752
Devon Energy Corp.                                                         3,928                               237,290
El Paso Corp.                                                              6,383                                95,745
EOG Resources, Inc.                                                        2,200                               152,548
Exxon Mobil Corp.                                                         54,616                             3,350,692 (h)
Halliburton Co.                                                            4,700                               348,787
Hess Corp.                                                                 2,100                               110,985
Kerr-McGee Corp.                                                           2,060                               142,861
Kinder Morgan, Inc.                                                        1,000                                99,890
Marathon Oil Corp.                                                         3,341                               278,305
Murphy Oil Corp.                                                           1,500                                83,790
Nabors Industries Ltd.                                                     2,800                                94,612 (a)
National Oilwell Varco, Inc.                                               1,600                               101,312 (a)
Noble Corp.                                                                1,200                                89,304
Occidental Petroleum Corp.                                                 3,900                               399,945
Rowan Companies, Inc.                                                      1,000                                35,590
Schlumberger Ltd.                                                         10,600                               690,166
Sunoco, Inc.                                                               1,200                                83,148
The Williams Companies, Inc.                                               5,200                               121,472
Transocean Inc.                                                            2,951                               237,024 (a)
Valero Energy Corp.                                                        5,600                               372,512
Weatherford International Ltd.                                             3,100                               153,822 (a)
XTO Energy, Inc.                                                           3,266                               144,586
                                                                                                            10,580,694

FINANCIALS - 21.0%
ACE Ltd.                                                                   2,900                               146,711
AFLAC Incorporated                                                         4,500                               208,575
Allstate Corp.                                                             5,800                               317,434
AMBAC Financial Group, Inc.                                                  950                                77,045
American Express Co.                                                      11,100                               590,742 (h)
American International Group, Inc.                                        23,538                             1,389,919 (h)
Ameriprise Financial, Inc.                                                 2,260                               100,954
AmSouth Bancorp                                                            3,200                                84,640
AON Corp.                                                                  2,900                               100,978
Apartment Investment & Management Co. (Class A) (REIT)                       800                                34,760
Archstone-Smith Trust (REIT)                                               1,900                                96,653
Bank of America Corp.                                                     41,156                             1,979,604 (h)
BB&T Corp.                                                                 5,000                               207,950
Boston Properties, Inc. (REIT)                                               800                                72,320
Capital One Financial Corp.                                                2,700                               230,715
Charles Schwab Corp.                                                       9,100                               145,418
Chubb Corp.                                                                3,800                               189,620
Cincinnati Financial Corp.                                                 1,538                                72,301
CIT Group, Inc.                                                            1,800                                94,122
Citigroup, Inc.                                                           45,013                             2,171,427
Comerica Incorporated                                                      1,450                                75,386
Commerce Bancorp Inc.                                                      1,600                                57,072
Compass Bancshares, Inc.                                                   1,100                                61,160
Countrywide Financial Corp.                                                5,498                               209,364
E*Trade Financial Corp.                                                    3,700                                84,434 (a)
Equity Office Properties Trust (REIT)                                      3,400                               124,134
Equity Residential (REIT)                                                  2,600                               116,298
Federal Home Loan Mortgage Corp.                                           6,200                               353,462
Federal National Mortgage Assoc.                                           8,700                               418,470
Federated Investors Inc. (Class B)                                           700                                22,050
Fifth Third Bancorp                                                        5,019                               185,452
First Horizon National Corp.                                               1,100                                44,220
Franklin Resources, Inc.                                                   1,400                               121,534
Genworth Financial, Inc. (Class A)                                         3,300                               114,972
Golden West Financial Corp.                                                2,300                               170,660
Goldman Sachs Group, Inc.                                                  3,900                               586,677
Huntington Bancshares Incorporated                                         2,378                                56,073
Janus Capital Group, Inc.                                                  2,000                                35,800
JPMorgan Chase & Co.                                                      31,380                             1,317,960
Keycorp                                                                    3,700                               132,016
Kimco Realty Corp. (REIT)                                                  1,900                                69,331
Legg Mason, Inc.                                                           1,200                               119,424
Lehman Brothers Holdings, Inc.                                             4,900                               319,235
Lincoln National Corp.                                                     2,522                               142,368
Loews Corp.                                                                3,600                               127,620
M&T Bank Corp.                                                               700                                82,544
Marsh & McLennan Companies, Inc.                                           5,000                               134,450
Marshall & Ilsley Corp.                                                    2,000                                91,480
MBIA Inc.                                                                  1,200                                70,260
Mellon Financial Corp.                                                     3,800                               130,834
Merrill Lynch & Company, Inc.                                              8,300                               577,348
Metlife, Inc.                                                              6,800                               348,228
MGIC Investment Corp.                                                        800                                52,000
Moody's Corp.                                                              2,200                               119,812
Morgan Stanley                                                             9,700                               613,137
National City Corp.                                                        4,900                               177,331
North Fork Bancorporation, Inc.                                            4,250                               128,223
Northern Trust Corp.                                                       1,700                                94,010
Plum Creek Timber Company, Inc (REIT)                                      1,600                                56,800
Principal Financial Group                                                  2,500                               139,125
Progressive Corp.                                                          7,200                               185,112
Prologis (REIT)                                                            2,200                               114,664
Prudential Financial, Inc.                                                 4,500                               349,650
Public Storage, Inc. (REIT)                                                  700                                53,130
Regions Financial Corp.                                                    4,122                               136,521
Safeco Corp.                                                               1,100                                61,985
Simon Property Group, Inc. (REIT)                                          1,700                               140,998
SLM Corp.                                                                  3,700                               195,804
Sovereign Bancorp, Inc.                                                    3,465                                70,374
State Street Corp.                                                         3,000                               174,270 (e)
SunTrust Banks, Inc.                                                       3,300                               251,658
Synovus Financial Corp.                                                    3,000                                80,340
T Rowe Price Group, Inc.                                                   2,400                                90,744
The Bank of New York Company, Inc.                                         7,000                               225,400
The Bear Stearns Companies Inc.                                            1,120                               156,890
The Hartford Financial Services Group, Inc.                                2,700                               228,420
The PNC Financial Services Group, Inc.                                     2,700                               189,459
The St. Paul Travelers Companies, Inc.                                     6,376                               284,242
Torchmark Corp.                                                              900                                54,648
UnumProvident Corp.                                                        2,746                                49,785
US Bancorp                                                                16,206                               500,441
Vornado Realty Trust (REIT)                                                1,100                               107,305
Wachovia Corp.                                                            14,602                               789,676
Washington Mutual Inc.                                                     8,714                               397,184
Wells Fargo & Co.                                                         15,200                             1,019,616
XL Capital Ltd.                                                            1,600                                98,080
Zions Bancorporation                                                       1,000                                77,940
                                                                                                            22,276,978

HEALTHCARE - 12.0%
Abbott Laboratories                                                       13,800                               601,818 (h)
Aetna, Inc.                                                                5,100                               203,643
Allergan, Inc.                                                             1,400                               150,164
AmerisourceBergen Corp.                                                    1,844                                77,300
Amgen, Inc.                                                               10,676                               696,395 (a)
Applera Corp. - Applied Biosystems Group                                   1,700                                54,995
Barr Pharmaceuticals, Inc.                                                 1,000                                47,690 (a)
Bausch & Lomb Inc.                                                           500                                24,520
Baxter International, Inc.                                                 6,000                               220,560
Becton Dickinson & Co.                                                     2,200                               134,486
Biogen Idec, Inc.                                                          3,095                               143,391 (a)
Biomet, Inc.                                                               2,225                                69,620
Boston Scientific Corp.                                                   11,039                               185,897 (a)
Bristol-Myers Squibb Co.                                                  17,800                               460,308
C.R. Bard, Inc.                                                              900                                65,934
Cardinal Health, Inc.                                                      3,775                               242,846
Caremark Rx, Inc.                                                          3,980                               198,483
Cigna Corp.                                                                1,100                               108,361
Coventry Health Care, Inc.                                                 1,400                                76,916 (a)
Eli Lilly & Co.                                                           10,200                               563,754 (h)
Express Scripts, Inc.                                                      1,300                                93,262 (a)
Fisher Scientific International Inc.                                       1,100                                80,355 (a)
Forest Laboratories, Inc.                                                  2,900                               112,201 (a)
Genzyme Corp.                                                              2,300                               140,415 (a)
Gilead Sciences, Inc.                                                      4,100                               242,556 (a)
HCA Inc.                                                                   3,600                               155,340
Health Management Associates Inc. (Class A)                                2,200                                43,362
Hospira, Inc.                                                              1,400                                60,116 (a)
Humana Inc.                                                                1,500                                80,550 (a)
IMS Health Inc.                                                            1,788                                48,008
Johnson & Johnson                                                         26,768                             1,603,939 (h)
King Pharmaceuticals, Inc.                                                 2,266                                38,522 (a)
Laboratory Corporation of America Holdings                                 1,100                                68,453 (a)
Manor Care, Inc.                                                             700                                32,844
McKesson Corp.                                                             2,744                               129,736
Medco Health Solutions, Inc.                                               2,694                               154,312 (a)
Medimmune, Inc.                                                            2,300                                62,330 (a)
Medtronic Inc.                                                            10,900                               511,428
Merck & Company, Inc.                                                     19,800                               721,314
Millipore Corp.                                                              500                                31,495 (a)
Mylan Laboratories Inc.                                                    1,900                                38,000
Patterson Companies, Inc.                                                  1,200                                41,916 (a)
PerkinElmer, Inc.                                                          1,100                                22,990
Pfizer Inc.                                                               66,169                             1,552,986 (h)
Quest Diagnostics Inc.                                                     1,500                                89,880
Schering-Plough Corp.                                                     13,200                               251,196
St. Jude Medical, Inc.                                                     3,300                               106,986 (a)
Stryker Corp.                                                              2,600                               109,486
Tenet Healthcare Corp.                                                     4,200                                29,316 (a)
Thermo Electron Corp.                                                      1,400                                50,736 (a)
UnitedHealth Group Incorporated                                           12,200                               546,316
Waters Corp.                                                               1,000                                44,400 (a)
Watson Pharmaceuticals, Inc.                                                 900                                20,952 (a)
WellPoint, Inc.                                                            5,800                               422,066 (a)
Wyeth                                                                     12,100                               537,361 (h)
Zimmer Holdings, Inc.                                                      2,190                               124,217 (a)
                                                                                                            12,726,423

INDUSTRIALS - 11.4%
Allied Waste Industries, Inc.                                              2,300                                26,128 (a)
American Power Conversion Corp.                                            1,600                                31,184
American Standard Companies, Inc.                                          1,600                                69,232
Avery Dennison Corp.                                                       1,000                                58,060
Boeing Co.                                                                 7,200                               589,752
Burlington Northern Santa Fe Corp.                                         3,400                               269,450
Caterpillar, Inc.                                                          6,000                               446,880
Cendant Corp.                                                              9,138                               148,858
Cintas Corp.                                                               1,300                                51,688
Cooper Industries Ltd.                                                       800                                74,336
CSX Corp.                                                                  2,000                               140,880
Cummins, Inc.                                                                400                                48,900
Danaher Corp.                                                              2,100                               135,072
Deere & Co.                                                                2,100                               175,329
Dover Corp.                                                                1,800                                88,974
Eaton Corp.                                                                1,300                                98,020
Emerson Electric Co.                                                       3,700                               310,097
Equifax, Inc.                                                              1,100                                37,774
FedEx Corp.                                                                2,800                               327,208
Fluor Corp.                                                                  800                                74,344
General Dynamics Corp.                                                     3,600                               235,656
General Electric Co.                                                      94,000                             3,098,240 (h,n)
Goodrich Corp.                                                             1,100                                44,319
Honeywell International Inc.                                               7,450                               300,235
Illinois Tool Works Inc.                                                   3,700                               175,750
Ingersoll-Rand Company Ltd. (Class A)                                      2,900                               124,062
ITT Industries, Inc.                                                       1,600                                79,200
L-3 Communications Holdings, Inc.                                          1,100                                82,962
Lockheed Martin Corp.                                                      3,200                               229,568
Masco Corp.                                                                3,800                               112,632
Monster Worldwide, Inc.                                                    1,100                                46,926 (a)
Navistar International Corp.                                                 600                                14,766 (a)
Norfolk Southern Corp.                                                     3,700                               196,914
Northrop Grumman Corp.                                                     3,184                               203,967
Paccar Inc.                                                                1,500                               123,570
Pall Corp.                                                                 1,200                                33,600
Parker Hannifin Corp.                                                      1,100                                85,360
Pitney Bowes Inc.                                                          2,100                                86,730
Raytheon Co.                                                               4,000                               178,280
Robert Half International Inc.                                             1,500                                63,000
Rockwell Automation, Inc.                                                  1,600                               115,216
Rockwell Collins, Inc.                                                     1,500                                83,805
RR Donnelley & Sons Co.                                                    1,900                                60,705
Ryder System, Inc.                                                           600                                35,058
Southwest Airlines Co.                                                     6,450                               105,587
Textron Inc.                                                               1,200                               110,616
3M Co.                                                                     6,800                               549,236
Tyco International Ltd.                                                   18,466                               507,815
Union Pacific Corp.                                                        2,400                               223,104
United Parcel Service Inc. (Class B)                                       9,800                               806,834
United Technologies Corp.                                                  9,100                               577,122
W.W. Grainger, Inc.                                                          700                                52,661
Waste Management, Inc.                                                     4,870                               174,736
                                                                                                            12,120,398

INFORMATION TECHNOLOGY - 14.5%
ADC Telecommunications, Inc.                                                 985                                16,607 (a)
Adobe Systems Incorporated                                                 5,400                               163,944 (a)
Advanced Micro Devices, Inc.                                               4,300                               105,006 (a)
Affiliated Computer Services, Inc. (Class A)                               1,100                                56,771 (a)
Agilent Technologies, Inc.                                                 3,755                               118,508 (a)
Altera Corp.                                                               3,300                                57,915 (a)
Analog Devices, Inc.                                                       3,300                               106,062
Andrew Corp.                                                               1,600                                14,176 (a)
Apple Computer, Inc.                                                       7,700                               439,824 (a)
Applied Materials, Inc.                                                   14,400                               234,432
Autodesk, Inc.                                                             2,000                                68,920 (a)
Automatic Data Processing, Inc.                                            5,200                               235,820
Avaya, Inc.                                                                3,640                                41,569 (a)
BMC Software, Inc.                                                         1,900                                45,410 (a)
Broadcom Corp. (Class A)                                                   4,200                               126,210 (a)
CA, Inc.                                                                   4,050                                83,228
Ciena Corp.                                                                5,300                                25,493 (a)
Cisco Systems, Inc.                                                       55,400                             1,081,962 (a,h)
Citrix Systems, Inc.                                                       1,600                                64,224 (a)
Computer Sciences Corp.                                                    1,700                                82,348 (a)
Compuware Corp.                                                            3,500                                23,450 (a)
Comverse Technology, Inc.                                                  1,800                                35,586 (a)
Convergys Corp.                                                            1,200                                23,400 (a)
Corning Incorporated                                                      14,200                               343,498 (a)
Dell, Inc.                                                                20,500                               500,405 (a)
eBay, Inc.                                                                10,500                               307,545 (a)
Electronic Arts, Inc.                                                      2,700                               116,208 (a)
Electronic Data Systems Corp.                                              4,700                               113,082
EMC Corporation                                                           21,362                               234,341 (a)
First Data Corp.                                                           6,850                               308,524
Fiserv, Inc.                                                               1,700                                77,112 (a)
Freescale Semiconductor Inc. (Class B)                                     3,626                               106,604 (a)
Gateway, Inc.                                                              3,000                                 5,700 (a)
Google, Inc. (Class A)                                                     1,897                               795,469 (a)
Hewlett-Packard Co.                                                       25,428                               805,559
Intel Corp.                                                               52,800                             1,000,560 (h)
International Business Machines Corp.                                     14,100                             1,083,162 (h)
Intuit Inc.                                                                1,600                                96,624 (a)
Jabil Circuit, Inc.                                                        1,500                                38,400
JDS Uniphase Corp.                                                        15,600                                39,468 (a)
Juniper Networks, Inc.                                                     5,000                                79,950 (a)
Kla-Tencor Corp.                                                           1,800                                74,826
Lexmark International Inc. (Class A)                                       1,000                                55,830 (a)
Linear Technology Corp.                                                    2,700                                90,423
LSI Logic Corp.                                                            3,500                                31,325 (a)
Lucent Technologies Inc.                                                  39,190                                94,840 (a,h)
Maxim Integrated Products, Inc.                                            2,900                                93,119
Micron Technology, Inc.                                                    6,700                               100,902 (a)
Microsoft Corp.                                                           79,100                             1,843,030 (h)
Molex, Inc.                                                                1,250                                41,963
Motorola, Inc.                                                            22,361                               450,574
National Semiconductor Corp.                                               3,000                                71,550
NCR Corp.                                                                  1,600                                58,624 (a)
Network Appliance, Inc.                                                    3,300                               116,490 (a)
Novell, Inc.                                                               3,200                                21,216 (a)
Novellus Systems, Inc.                                                     1,300                                32,110 (a)
Nvidia Corp.                                                               3,000                                63,870 (a)
Oracle Corp.                                                              35,107                               508,700 (a)
Parametric Technology Corp.                                                1,000                                12,710 (a)
Paychex, Inc.                                                              3,000                               116,940
PMC - Sierra, Inc.                                                         2,100                                19,740 (a)
QLogic Corp.                                                               1,600                                27,584 (a)
QUALCOMM, Inc.                                                            15,100                               605,057
Sabre Holdings Corp. (Class A)                                             1,128                                24,816
SanDisk Corp.                                                              1,800                                91,764 (a)
Sanmina-SCI Corp.                                                          4,300                                19,780 (a)
Solectron Corp.                                                            8,400                                28,728 (a)
Sun Microsystems, Inc.                                                    32,100                               133,215 (a)
Symantec Corp.                                                             9,159                               142,331 (a)
Symbol Technologies, Inc.                                                  2,200                                23,738
Tektronix, Inc.                                                              800                                23,536
Tellabs, Inc.                                                              4,200                                55,902 (a)
Teradyne, Inc.                                                             1,800                                25,074 (a)
Texas Instruments Incorporated                                            14,100                               427,089
Unisys Corp.                                                               2,700                                16,956 (a)
VeriSign Inc.                                                              2,200                                50,974 (a)
Xerox Corp.                                                                8,200                               114,062 (a)
Xilinx, Inc.                                                               3,100                                70,215
Yahoo! Inc.                                                               11,400                               376,200 (a)
                                                                                                            15,458,879

MATERIALS - 3.0%
Air Products & Chemicals, Inc.                                             2,000                               127,840
Alcoa, Inc.                                                                7,784                               251,890
Allegheny Technologies Incorporated                                          800                                55,392
Ashland, Inc.                                                                600                                40,020
Ball Corp.                                                                 1,000                                37,040
Bemis Co.                                                                  1,000                                30,620
Dow Chemical Co.                                                           8,694                               339,327
E.I. du Pont de Nemours and Co.                                            8,403                               349,565
Eastman Chemical Co.                                                         700                                37,800
Ecolab Inc.                                                                1,700                                68,986
Freeport-McMoRan Copper & Gold Inc. (Class B)                              1,700                                94,197
Hercules Incorporated                                                      1,000                                15,260 (a)
International Flavors & Fragrances Inc.                                      800                                28,192
International Paper Co.                                                    4,475                               144,543
Louisiana-Pacific Corp.                                                      900                                19,710
MeadWestvaco Corp.                                                         1,600                                44,688
Monsanto Co.                                                               2,453                               206,518
Newmont Mining Corp.                                                       4,000                               211,720
Nucor Corp.                                                                2,800                               151,900
Pactiv Corp.                                                               1,300                                32,175 (a)
Phelps Dodge Corp.                                                         1,800                               147,888
PPG Industries, Inc.                                                       1,500                                99,000
Praxair, Inc.                                                              2,900                               156,600
Rohm & Haas Co.                                                            1,300                                65,156
Sealed Air Corp.                                                             700                                36,456
Sigma-Aldrich Corp.                                                          600                                43,584
Temple-Inland Inc.                                                         1,000                                42,870
United States Steel Corp.                                                  1,200                                84,144
Vulcan Materials Co.                                                         900                                70,200
Weyerhaeuser Co.                                                           2,200                               136,950
                                                                                                             3,170,231

TELECOMMUNICATION SERVICES - 3.2%
Alltel Corp.                                                               3,500                               223,405
AT&T, Inc.                                                                35,189                               981,421 (h)
BellSouth Corp.                                                           16,400                               593,680
CenturyTel, Inc.                                                           1,000                                37,150
Citizens Communications Co.                                                2,900                                37,845
Embarq Corp.                                                               1,335                                54,722 (a)
Qwest Communications International Inc.                                   14,317                               115,825 (a)
Sprint Corporation                                                        27,001                               539,750
Verizon Communications Inc.                                               26,366                               882,997
                                                                                                             3,466,795

UTILITIES - 3.3%
AES Corp.                                                                  6,000                               110,700 (a)
Allegheny Energy, Inc.                                                     1,500                                55,605 (a)
Ameren Corp.                                                               1,800                                90,900
American Electric Power Company, Inc.                                      3,540                               121,245
Centerpoint Energy, Inc.                                                   2,900                                36,250
CMS Energy Corp.                                                           1,800                                23,292 (a)
Consolidated Edison, Inc.                                                  2,200                                97,768
Constellation Energy Group, Inc.                                           1,600                                87,232
Dominion Resources, Inc.                                                   3,084                               230,652
DTE Energy Co.                                                             1,600                                65,184
Duke Energy Corp.                                                         11,108                               326,242
Dynegy Inc. (Class A)                                                      3,800                                20,786 (a)
Edison International                                                       2,900                               113,100
Entergy Corp.                                                              1,900                               134,425
Exelon Corp.                                                               6,050                               343,822
FirstEnergy Corp.                                                          2,931                               158,890
FPL Group, Inc.                                                            3,700                               153,106
KeySpan Corp.                                                              1,600                                64,640
Nicor Inc.                                                                   400                                16,600
NiSource Inc.                                                              2,447                                53,442
Peoples Energy Corp.                                                         300                                10,773
PG&E Corp.                                                                 3,100                               121,768
Pinnacle West Capital Corp.                                                  900                                35,919
PPL Corp.                                                                  3,400                               109,820
Progress Energy, Inc.                                                      2,275                                97,529
Public Service Enterprise Group Incorporated                               2,300                               152,076
Sempra Energy                                                              2,350                               106,878
Southern Co.                                                               6,600                               211,530
TECO Energy, Inc.                                                          1,700                                25,398
TXU Corp.                                                                  4,200                               251,118
Xcel Energy Inc.                                                           3,615                                69,336
                                                                                                             3,496,026

TOTAL INVESTMENTS IN SECURITIES                                                                            103,890,649
(COST $88,670,011)

SHORT-TERM INVESTMENTS - 1.9%

SHORT-TERM INVESTMENTS - 1.7%
GEI Short Term Investment Fund
6.93%                                                                  1,776,276                             1,776,276 (d,l)
Money Market Obligations Trust
5.00%                                                                      1,308                                 1,308 (p)
                                                                                                             1,777,584


                                                                     PRINCIPAL
                                                                      AMOUNT
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT - 0.2%
U.S. Treasury Bills
4.70%                                         09/07/06                  $200,000                               198,224

TOTAL SHORT-TERM INVESTMENTS                                                                                 1,975,808
(COST $1,975,808)

TOTAL INVESTMENTS                                                                                          105,866,457
(COST $90,645,819)

OTHER ASSETS  AND LIABILITIES, NET - 0.4%                                                                      377,326
                                                                                                          ------------

NET ASSETS  - 100.0%                                                                                      $106,243,783
                                                                                                          ============

OTHER INFORMATION

The GE Institutional S&P 500 Index had the following long futures contracts open at June 30, 2006 (unaudited):

------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF             CURRENT           UNREALIZED
              DESCRIPTION                       EXPIRATION DATE      CONTRACTS          NOTIONAL VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Futures                      September 2006          34               $ 2,174,980          $ 30,413
------------------------------------------------------------------------------------------------------------------------------


GE INSTITUTIONAL VALUE EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)


                                                                            NUMBER OF
                                                                             SHARES                               VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.6%
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.1%
Autozone, Inc.                                                                4,700                            $ 414,540 (a)
Cablevision Systems Corp. (Class A)                                          21,473                              460,596
Comcast Corp. (Class A)                                                       9,841                              322,588 (a)
Koninklijke Philips Electronics N.V. ADR                                     24,171                              752,685
Liberty Global, Inc. (Series A)                                               6,390                              137,385 (a,j)
Liberty Global, Inc. (Series C)                                               8,570                              176,285 (a,j)
News Corp. (Class A)                                                         35,787                              686,395
Omnicom Group, Inc.                                                          12,883                            1,147,746
Ross Stores, Inc.                                                            20,220                              567,171
Starwood Hotels & Resorts Worldwide, Inc.                                     8,946                              539,802
Target Corp.                                                                 10,736                              524,668
The Home Depot, Inc.                                                          5,187                              185,643
Time Warner, Inc.                                                            71,574                            1,238,230 (h)
Viacom Inc. (Class B)                                                        16,283                              583,583 (a)
                                                                                                               7,737,317

CONSUMER STAPLES - 11.0%
Alberto-Culver Co.                                                           11,095                              540,548 (a)
Altria Group, Inc.                                                            1,822                              133,789
Clorox Co.                                                                   25,409                            1,549,187 (h)
Diageo PLC ADR                                                                5,815                              392,803 (j)
General Mills, Inc.                                                          16,283                              841,180
Kellogg Co.                                                                  19,325                              935,910
Kimberly-Clark Corp.                                                         11,989                              739,721
PepsiCo, Inc.                                                                36,681                            2,202,327 (h)
Procter & Gamble Co.                                                         14,852                              825,771
The Coca-Cola Co.                                                            28,987                            1,247,021
                                                                                                               9,408,257

ENERGY - 8.4%
EnCana Corp.                                                                  8,050                              423,752
Exxon Mobil Corp.                                                            59,585                            3,655,540 (h)
Halliburton Co.                                                               6,800                              504,628
Hess Corp.                                                                   13,956                              737,575
Occidental Petroleum Corp.                                                    8,052                              825,733
Schlumberger Ltd.                                                             8,052                              524,266
Transocean Inc.                                                               5,726                              459,912 (a)
                                                                                                               7,131,406

FINANCIALS - 17.6%
Allstate Corp.                                                               21,830                            1,194,756 (h)
American International Group, Inc.                                           18,967                            1,120,001
Bank of America Corp.                                                        49,028                            2,358,247 (h)
BlackRock Inc. (Class A)                                                      2,863                              398,444 (j)
Chubb Corp.                                                                  19,683                              982,182
Citigroup, Inc.                                                              31,314                            1,510,587 (h)
Federal Home Loan Mortgage Corp.                                             18,788                            1,071,104 (h)
Federal National Mortgage Assoc.                                              8,231                              395,911
Host Marriott Corp. (REIT)                                                        -                                    8
Mellon Financial Corp.                                                       30,240                            1,041,163 (h)
Merrill Lynch & Company, Inc.                                                10,199                              709,442
Metlife, Inc.                                                                18,678                              956,500
Morgan Stanley                                                               15,567                              983,990
Prudential Financial, Inc.                                                    7,426                              577,000 (j)
State Street Corp.                                                            8,229                              478,023 (e)
SunTrust Banks, Inc.                                                         10,199                              777,776
The Bank of New York Company, Inc.                                            8,589                              276,566
Wells Fargo & Co.                                                             2,684                              180,043
                                                                                                              15,011,743

HEALTHCARE - 13.7%
Abbott Laboratories                                                           8,051                              351,104
Aetna, Inc.                                                                  17,897                              714,627
Amgen, Inc.                                                                   7,160                              467,047 (a)
Baxter International, Inc.                                                   34,897                            1,282,814
Eli Lilly & Co.                                                              11,810                              652,739
GlaxoSmithKline PLC ADR                                                      18,812                            1,049,710 (h)
Johnson & Johnson                                                            21,472                            1,286,602 (h)
Medco Health Solutions, Inc.                                                 17,357                              994,209 (a)
Novartis AG ADR                                                              12,346                              665,696
Pfizer Inc.                                                                  90,362                            2,120,796 (h)
Quest Diagnostics Inc.                                                        6,976                              418,002
Thermo Electron Corp.                                                         4,833                              175,148 (a)
UnitedHealth Group Incorporated                                               5,009                              224,303
Wyeth                                                                        29,346                            1,303,256
                                                                                                              11,706,053

INDUSTRIALS - 9.5%
ABB Ltd. ADR                                                                 48,312                              626,124
Burlington Northern Santa Fe Corp.                                            6,620                              524,635
Cooper Industries Ltd.                                                        6,263                              581,958
Deere & Co.                                                                  13,956                            1,165,186
Eaton Corp.                                                                  15,388                            1,160,255 (h)
General Dynamics Corp.                                                       10,557                              691,061
Honeywell International Inc.                                                  3,220                              129,766
ITT Industries, Inc.                                                          5,726                              283,437
Northrop Grumman Corp.                                                       15,746                            1,008,689 (h)
Rockwell Collins, Inc.                                                        4,473                              249,906
Textron Inc.                                                                  3,847                              354,616
3M Co.                                                                        3,579                              289,076
Tyco International Ltd.                                                      17,895                              492,112
United Technologies Corp.                                                     5,187                              328,960
Waste Management, Inc.                                                        6,263                              224,716
                                                                                                               8,110,497

INFORMATION TECHNOLOGY - 14.2%
Analog Devices, Inc.                                                         28,630                              920,168 (h)
Applied Materials, Inc.                                                      12,524                              203,891
Cisco Systems, Inc.                                                          58,154                            1,135,748 (a,h)
First Data Corp.                                                             38,113                            1,716,610 (h)
Hewlett-Packard Co.                                                          14,104                              446,815
Intel Corp.                                                                  35,788                              678,183
International Business Machines Corp.                                        23,261                            1,786,910 (h)
Microchip Technology Inc.                                                     6,265                              210,191 (j)
Microsoft Corp.                                                             105,929                            2,468,146 (h)
Oracle Corp.                                                                118,097                            1,711,226 (a,h)
Sun Microsystems, Inc.                                                       66,839                              277,382 (a,j)
Texas Instruments Incorporated                                                7,876                              238,564
Xerox Corp.                                                                  25,051                              348,459 (a)
                                                                                                              12,142,293

MATERIALS - 4.1%
Air Products & Chemicals, Inc.                                               13,957                              892,131 (h)
Barrick Gold Corp.                                                           30,420                              900,432 (h)
Dow Chemical Co.                                                             10,378                              405,053
Freeport-McMoRan Copper & Gold Inc. (Class B)                                15,210                              842,786
Monsanto Co.                                                                  3,221                              271,176
Weyerhaeuser Co.                                                              3,400                              211,650
                                                                                                               3,523,228

TELECOMMUNICATION SERVICES - 3.6%
Alltel Corp.                                                                 14,315                              913,726
Sprint Corporation                                                           32,209                              643,858
Verizon Communications Inc.                                                  38,471                            1,288,394
Vodafone Group PLC ADR                                                       10,735                              228,655
                                                                                                               3,074,633

UTILITIES - 4.4%
American Electric Power Company, Inc.                                        10,736                              367,708
Constellation Energy Group, Inc.                                             16,104                              877,990
Dominion Resources, Inc.                                                     16,105                            1,204,493
Duke Energy Corp.                                                            21,499                              631,426
Entergy Corp.                                                                 8,410                              595,007
PG&E Corp.                                                                    2,682                              105,349
                                                                                                               3,781,973

TOTAL COMMON STOCK                                                                                            81,627,400
(COST $75,674,904)

EXCHANGE TRADED FUNDS - 3.1%

Financial Select Sector SPDR Fund                                            15,497                              500,243 (o)
Industrial Select Sector SPDR Fund                                           63,918                            2,160,428 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                                                                    2,660,671
(COST $2,156,211)

TOTAL INVESTMENTS IN SECURITIES                                                                               84,288,071
(COST $77,831,115)

SHORT-TERM INVESTMENTS - 2.8%

SHORT-TERM INVESTMENTS - 1.0%
GEI Short Term Investment Fund
6.93%                                                                       839,022                              839,022 (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES ON LOAN - 1.8%
State Street Navigators Securities Lending Prime Portfolio
5.25%                                                                     1,488,469                            1,488,469 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   2,327,491
(COST $2,327,491)

TOTAL INVESTMENTS                                                                                             86,615,562
(COST $80,158,606)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.5)%                                                           (1,256,321)
                                                                                                            ------------
NET ASSETS  - 100.0%                                                                                        $ 85,359,241
                                                                                                            ============

OTHER INFORMATION

The GE Institutional Value Equity had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                       NUMBER OF              CURRENT          UNREALIZED
           DESCRIPTION                             EXPIRATION DATE     CONTRACTS           NOTIONAL VALUE     APPREICATION
-------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                            September 2006          1                  $ 319,850          $ 9,450
-------------------------------------------------------------------------------------------------------------------------------

GE Institutional Small-Cap Equity

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                         NUMBER OF
                                                                           SHARES                                 Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.8%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.7%
American Eagle Outfitters                                                 233,600                             $ 7,951,744
Arbitron, Inc.                                                            169,300                               6,489,269 (j)
Bright Horizons Family Solutions, Inc.                                     49,100                               1,850,579 (a)
Brinker International, Inc.                                               149,100                               5,412,330
Finish Line (Class A)                                                     226,900                               2,684,227 (j)
Interactive Data Corp.                                                    464,600                               9,333,814 (a,j)
Meritage Homes Corp.                                                       37,200                               1,757,700 (a,j)
Pool Corp.                                                                134,600                               5,872,598 (j)
RARE Hospitality International, Inc.                                       64,600                               1,857,896 (a)
The Talbots, Inc.                                                         185,100                               3,415,095 (j)
Timberland Co. (Class A)                                                  124,400                               3,246,840 (a)
Triarc Companies, Inc. (Class A)                                          174,800                               2,854,484 (j)
Triarc Companies, Inc. (Class B)                                          124,100                               1,939,683 (j)
                                                                                                               54,666,259

CONSUMER STAPLES - 2.4%
Central European Distribution Corp.                                       264,150                               6,646,014 (a,j)
Smithfield Foods, Inc.                                                    292,500                               8,432,775 (a)
                                                                                                               15,078,789

ENERGY - 8.8%
Chesapeake Energy Corp.                                                   429,300                              12,986,325 (j)
Dril-Quip Inc.                                                             60,100                               4,954,644 (a,j)
Hydril Co.                                                                121,700                               9,555,884 (a,j)
Oil States International, Inc.                                            463,700                              15,895,636 (a)
St. Mary Land & Exploration Co.                                           290,000                              11,672,500 (j)
                                                                                                               55,064,989

FINANCIALS - 20.6%
American Equity Investment Life Holding Co.                               209,900                               2,237,534 (j)
BioMed Realty Trust, Inc. (REIT)                                          393,900                              11,793,366
Cullen/Frost Bankers, Inc.                                                163,000                               9,339,900
Federal Realty Investment Trust (REIT)                                    212,200                              14,854,000
Global Cash Access Holdings, Inc.                                         376,200                               5,880,006 (a,j)
HCC Insurance Holdings, Inc.                                              427,550                              12,587,072 (j)
Hilb Rogal & Hobbs Co.                                                    175,400                               6,537,158 (j)
Jones Lang LaSalle Inc.                                                   174,600                              15,286,230 (j)
Omega Healthcare Investors, Inc. (REIT)                                   576,900                               7,626,618
Raymond James Financial, Inc.                                             430,075                              13,018,370
Sandy Spring Bancorp, Inc.                                                 63,400                               2,286,204 (j)
Sky Financial Group, Inc.                                                 160,400                               3,787,044 (j)
Sterling Bancorp                                                           81,777                               1,594,652 (j)
Trammell Crow Co. (REIT)                                                  232,800                               8,187,576 (a,j)
W Holding Company, Inc.                                                   398,845                               2,652,319 (j)
Webster Financial Corp.                                                   135,300                               6,418,632
Westamerica Bancorporation                                                102,000                               4,994,940 (j)
                                                                                                              129,081,621

HEALTHCARE - 10.5%
Centene Corp.                                                             676,900                              15,927,457 (a,j)
Computer Programs and Systems, Inc.                                       276,300                              11,040,948
Immunicon Corp.                                                           336,500                               1,753,165 (a,j)
KV Pharmaceutical Co. (Class A)                                           101,300                               1,890,258 (a,j)
Medical Action Industries Inc.                                            208,300                               4,601,347 (a)
Molina Healthcare, Inc.                                                    48,000                               1,826,400 (a,j)
Noven Pharmaceuticals Inc.                                                354,100                               6,338,390 (a,j)
Salix Pharmaceuticals Ltd.                                                245,200                               3,015,960 (a,j)
The Cooper Companies, Inc.                                                 94,800                               4,198,692 (j)
Thoratec Corp.                                                            329,500                               4,570,165 (a,j)
Varian, Inc.                                                              262,000                              10,875,620 (a,j)
                                                                                                               66,038,402

INDUSTRIALS - 26.7%
ADESA, Inc.                                                               499,300                              11,104,432 (j)
Comfort Systems USA, Inc.                                                 399,400                               5,707,426
DRS Technologies, Inc.                                                    320,500                              15,624,375 (j)
EDO Corp.                                                                 126,000                               3,066,840 (j)
Genesee & Wyoming Inc. (Class A)                                          718,849                              25,497,556 (a,j)
Harsco Corp.                                                              198,900                              15,506,244 (j)
Herman Miller Inc.                                                        224,300                               5,780,211
Manitowoc Co.                                                             344,400                              15,325,800
Mueller Industries, Inc.                                                  228,100                               7,534,143 (j)
NCI Building Systems, Inc.                                                 36,900                               1,961,973 (a,j)
Old Dominion Freight Line                                                 148,600                               5,585,874 (a)
Oshkosh Truck Corp.                                                       348,500                              16,560,720
Quanta Services, Inc.                                                     443,100                               7,678,923 (a,j)
RailAmerica, Inc.                                                         122,500                               1,281,350 (a,j)
Teledyne Technologies Inc.                                                293,800                               9,624,888 (a)
TeleTech Holdings Inc.                                                    649,400                               8,221,404 (a,j)
Woodward Governor Co.                                                     373,300                              11,389,383 (j)
                                                                                                              167,451,542

INFORMATION TECHNOLOGY - 14.8%
Blackbaud, Inc.                                                           587,300                              13,331,710
Digital Insight Corp.                                                     105,000                               3,600,450 (a)
Intergraph Corp.                                                          256,300                               8,070,887 (a,j)
Itron, Inc.                                                                69,100                               4,094,866 (a,j)
Manhattan Associates, Inc.                                                200,100                               4,060,029 (a,j)
Micros Systems, Inc.                                                      381,900                              16,681,392 (a)
Mobility Electronics, Inc.                                                589,700                               4,281,222 (a,j)
MoneyGram International, Inc.                                             298,800                              10,144,260
Parametric Technology Corp.                                               751,580                               9,552,582 (a)
Photon Dynamics, Inc.                                                     299,600                               3,750,992 (a)
Plantronics, Inc.                                                         124,300                               2,760,703 (j)
Rudolph Technologies, Inc.                                                291,600                               4,228,200 (a,j)
Semtech Corp.                                                             313,700                               4,532,965 (a)
TNS, Inc.                                                                  29,100                                 602,079 (a,j)
Websense, Inc.                                                            159,000                               3,265,860 (a,j)
                                                                                                               92,958,197

MATERIALS  - 2.7%
Commercial Metals Co.                                                     447,700                              11,505,890
Packaging Corporation of America                                          252,400                               5,557,848
                                                                                                               17,063,738

UTILITIES - 0.6%
IDACORP, Inc.                                                             110,400                               3,785,616 (j)

TOTAL COMMON STOCK                                                                                            601,189,153
(COST $553,855,227)


SHORT-TERM INVESTMENTS - 24.4%

SHORT-TERM INVESTMENTS - 2.7%
GEI Short Term Investment Fund
6.93%                                                                  16,733,110                              16,733,110 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 21.7%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                 136,073,422                             136,073,422 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                  152,806,532
(COST $152,806,532)

TOTAL INVESTMENTS                                                                                             753,995,685
(COST $706,661,759)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (20.2)%                                                         (126,720,397)
                                                                                                            -------------
NET ASSETS  - 100.0%                                                                                        $ 627,275,288
                                                                                                            =============


GE INSTITUTIONAL INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                       NUMBER OF
                                                                        SHARES                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.4%
---------------------------------------------------------------------------------------------------------------------------------

ARGENTINA - 0.7%
Tenaris S.A. ADR                                                        231,375                              $ 9,368,374 (j)

BRAZIL - 2.8%
Cia Vale do Rio Doce ADR                                                807,787                               19,419,199
Petroleo Brasileiro S.A. ADR                                            215,699                               17,221,408
                                                                                                              36,640,607

CANADA - 2.7%
Canadian National Railway Co.                                           293,365                               12,862,582 (j)
EnCana Corp.                                                             84,403                                4,461,117 (j)
Nortel Networks Corp.                                                   720,176                                1,606,003 (a,j)
Potash Corp of Saskatchewan                                             179,727                               15,449,977 (j)
                                                                                                              34,379,679

CHINA - 0.7%
China Petroleum & Chemical Corp.                                     15,044,000                                8,619,261

DENMARK - 0.5%
Group 4 Securicor PLC                                                 1,953,586                                6,161,728

EGYPT - 0.4%
Orascom Construction Industries                                         169,566                                5,156,222 (a)

FINLAND - 1.9%
Nokia OYJ                                                             1,203,869                               24,567,656 (a)

FRANCE - 9.4%
Accor S.A.                                                               20,845                                1,268,438 (j)
AXA S.A.                                                                360,103                               11,815,034 (j)
BNP Paribas                                                             279,927                               26,790,955 (h,j)
Carrefour S.A.                                                           68,662                                4,024,507 (j)
Credit Agricole S.A.                                                    346,144                               13,167,259 (j)
France Telecom S.A.                                                     112,814                                2,424,836 (j)
Lagardere S.C.A. (Regd.)                                                 31,581                                2,329,986 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                   115,631                               11,473,280 (j)
Renault S.A.                                                             22,634                                2,431,040 (j)
Sanofi-Aventis                                                           76,928                                7,505,171 (j)
Total S.A.                                                              335,868                               22,095,590 (j)
Veolia Environnement                                                    315,154                               16,284,082 (j)
                                                                                                             121,610,178

GERMANY - 5.2%
Allianz AG (Regd.)                                                       68,236                               10,777,113 (a,j)
BASF AG                                                                  99,200                                7,963,144 (j)
E.ON AG                                                                 188,356                               21,680,538 (h,j)
Linde AG                                                                113,952                                8,778,708 (j)
Siemens AG (Regd.)                                                      200,963                               17,481,076
                                                                                                              66,680,579

HONG KONG - 1.5%
Hongkong Land Holdings Ltd.                                           1,505,992                                5,511,931
Jardine Matheson Holdings Ltd.                                          294,031                                5,174,946
Sun Hung Kai Properties Ltd. (REIT)                                     865,035                                8,820,751
                                                                                                              19,507,628

INDIA - 0.7%
ICICI Bank Ltd.                                                         482,871                                5,129,193
ICICI Bank Ltd. ADR                                                       9,580                                  226,567
Larsen & Toubro Ltd.                                                     69,846                                3,398,242
                                                                                                               8,754,002

ITALY - 5.5%
Banca Intesa S.p.A.                                                   1,825,083                               10,688,080 (j)
Ente Nazionale Idrocarburi S.p.A.                                       330,803                                9,741,256 (j)
Saipem S.p.A.                                                         1,109,745                               25,243,568 (j)
UniCredito Italiano S.p.A.                                            3,136,969                               24,547,838 (j)
                                                                                                              70,220,742

JAPAN - 20.0%
Asahi Glass Company Ltd.                                                956,035                               12,134,950 (j)
Bank of Yokohama Ltd.                                                 1,050,768                                8,134,800
Chiyoda Corp.                                                           692,427                               14,173,811 (j)
East Japan Railway Co.                                                    1,687                               12,543,848
Hoya Corp.                                                              347,100                               12,357,932 (j)
Komatsu Ltd.                                                            614,734                               12,233,914
Kubota Corp.                                                            701,000                                6,653,414
Mitsubishi Estate Company Ltd. (REIT)                                   991,857                               21,083,957 (j)
Mitsubishi Heavy Industries Ltd.                                        538,000                                2,324,909
Mitsubishi UFJ Financial Group, Inc.                                      1,792                               25,081,573
Mitsui Sumitomo Insurance Co. Ltd.                                    1,255,000                               15,776,014
Nidec Corp.                                                             189,608                               13,600,889 (j)
Nomura Holdings, Inc.                                                 1,585,588                               29,751,881 (j)
Sekisui Chemical Company Ltd.                                           821,592                                7,100,843
Seven & I Holdings Co. Ltd.                                             285,300                                9,408,923
Shiseido Company Ltd.                                                   450,433                                8,845,926 (j)
SMC Corp.                                                                45,958                                6,508,857
Toray Industries Inc.                                                 2,134,992                               18,545,659
Toyota Motor Corp.                                                      417,867                               21,895,843
                                                                                                             258,157,943

MALAYSIA - 0.3%
Malaysia International Shipping Corp. BHD                             1,974,620                                4,137,862

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                               389,008                               12,938,406

NETHERLANDS - 2.8%
ING Groep N.V.                                                          361,084                               14,188,040
Koninklijke Philips Electronics N.V.                                    706,788                               22,078,229
                                                                                                              36,266,269

NORWAY - 2.8%
Orkla ASA                                                                49,145                                2,278,522
Stolt Offshore S.A.                                                   1,214,663                               18,495,375 (a)
Telenor ASA                                                           1,231,785                               14,895,995
                                                                                                              35,669,892

RUSSIA - 0.7%
LUKOIL ADR                                                               35,777                                2,990,957 (b)
LUKOIL ADR                                                               69,475                                5,780,320
                                                                                                               8,771,277

SINGAPORE - 2.3%
CapitaLand Ltd.                                                       4,287,000                               12,199,387
Singapore Telecommunications Ltd.                                    11,216,156                               18,015,642
                                                                                                              30,215,029

SOUTH KOREA - 2.3%
Kookmin Bank                                                            200,155                               16,456,298
Samsung Electronics Company Ltd.                                         21,020                               13,360,451
                                                                                                              29,816,749

SPAIN - 1.7%
Banco Santander Central Hispano S.A. (Regd.)                          1,211,379                               17,688,774 (j)
Telefonica S.A.                                                         235,815                                3,925,853 (h)
Telefonica S.A. ADR                                                       2,095                                  104,205
                                                                                                              21,718,832

SWEDEN - 2.1%
Sandvik AB                                                            1,573,925                               18,299,040 (j)
Telefonaktiebolaget LM Ericsson                                       2,829,134                                9,347,381
                                                                                                              27,646,421

SWITZERLAND - 10.6%
ABB Ltd. (Regd.)                                                      1,384,850                               17,974,788
Adecco S.A. (Regd.)                                                     115,990                                6,845,777
Credit Suisse Group (Regd.)                                             345,856                               19,311,470 (h)
Holcim Ltd. (Regd.)                                                     116,277                                8,894,004
Nestle S.A. (Regd.)                                                      80,122                               25,115,794 (h)
Novartis AG (Regd.)                                                     371,103                               20,054,709
Roche Holding AG                                                        177,689                               29,315,059
Swiss Reinsurance                                                       132,257                                9,225,601
                                                                                                             136,737,202

TAIWAN - 1.1%
Taiwan Semiconductor Manufacturing Company Ltd.                       7,497,574                               13,523,746

TURKEY - 0.7%
Akbank TAS                                                            1,876,202                                8,976,478

UNITED KINGDOM - 16.0%
BG Group PLC                                                            822,468                               10,990,640
BHP Billiton PLC                                                      1,860,341                               36,093,930 (h)
Brambles Industries PLC                                                 498,685                                3,966,075 (h)
Diageo PLC                                                            1,061,927                               17,863,374
GlaxoSmithKline PLC                                                     996,790                               27,856,994 (h)
Group 4 Securicor PLC                                                 1,901,978                                5,901,116
Lloyds TSB Group PLC                                                  1,216,350                               11,957,157
National Grid PLC                                                        85,450                                  924,558
Prudential PLC                                                        1,196,019                               13,515,914
Reed Elsevier PLC                                                       776,712                                7,843,660 (h)
Rio Tinto PLC (Regd.)                                                   317,756                               16,802,505
Royal Bank of Scotland Group PLC                                        620,754                               20,413,497
Smiths Group PLC                                                        567,515                                9,352,359 (h)
Tesco PLC                                                             2,071,333                               12,795,655 (h)
Vodafone Group PLC                                                    4,807,748                               10,248,227 (h)
                                                                                                             206,525,661

TOTAL COMMON STOCK                                                                                         1,242,768,423
(COST $1,036,273,369)

PREFERRED STOCK - 0.4%
Cia Vale do Rio Doce ADR                                                257,142                                5,291,982
(COST $4,960,330)

RIGHTS - 0.0%*
Linde AG                                                                115,298                                  445,226 (a)
(COST $0)

TOTAL INVESTMENTS IN SECURITIES                                                                            1,248,505,631
(COST $1,041,233,699)

SHORT-TERM INVESTMENTS - 19.5%

SHORT-TERM INVESTMENTS - 1.5%
GEI Short Term Investment Fund
6.93%                                                                18,691,712                               18,691,712 (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES ON LOAN - 18.0%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                               232,389,827                              232,389,827 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 251,081,539
(COST $251,081,539)

TOTAL INVESTMENTS                                                                                          1,499,587,170
(COST $1,292,315,238)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (16.3)%                                                        (210,135,430)
                                                                                                         ---------------
NET ASSETS  - 100.0%                                                                                     $ 1,289,451,740
                                                                                                         ===============


OTHER INFORMATION

The GE Institutional International Equity had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                   NUMBER OF              CURRENT             UNREALIZED
        DESCRIPTION                          EXPIRATION DATE       CONTRACTS          NOTIONAL VALUE         APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures               September 2006          104                $ 4,869,712             $ 67,353
FTSE 100 Index Futures                       September 2006           22                  2,370,199               14,177
Topix Index Futures                          September 2006           16                  2,224,730               32,394
                                                                                                               ---------
                                                                                                               $ 113,923
                                                                                                               =========


The GE Institutional International Equity was invested in the following sectors at June 30, 2006 (unaudited):

                                                                                                           PERCENTAGE (BASED
SECTOR                                                                                                      ON MARKET VALUE)
---------------------------------------------------------------------------------------------------------------------------------

Financials                                                                                                        24.44%
Short-Term                                                                                                        16.74%
Industrials                                                                                                       12.03%
Materials                                                                                                          9.18%
Energy                                                                                                             9.00%
Information Technology                                                                                             5.89%
Healthcare                                                                                                         5.65%
Consumer Staples                                                                                                   5.21%
Consumer Discretionary                                                                                             5.10%
Telecommunication Services                                                                                         4.17%
Utilities                                                                                                          2.59%
                                                                                                                --------
                                                                                                                 100.00%
                                                                                                                ========

GE INSTITUTIONAL PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                          NUMBER OF
                                                                           SHARES                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.0%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 18.4%
Bed Bath & Beyond, Inc.                                                    465,798                               $ 15,450,520 (a)
Carnival Corp.                                                             394,137                                 16,451,278
Comcast Corp. (Class A)                                                    540,445                                 17,715,787 (a,j)
Liberty Global, Inc. (Series C)                                            888,299                                 18,272,310 (a,j)
Liberty Media Holding Corp - Capital (Series A)                            106,745                                  8,942,029 (a)
Liberty Media Holding Corp - Interactive (Series A)                        533,727                                  9,212,128 (a)
The Home Depot, Inc.                                                       462,812                                 16,564,042
                                                                                                                  102,608,094

ENERGY - 6.6%
Schlumberger Ltd.                                                          338,898                                 22,065,649
Transocean Inc.                                                            180,646                                 14,509,487 (a)
                                                                                                                   36,575,136

FINANCIALS - 12.8%
AFLAC Incorporated                                                         418,024                                 19,375,412 (h)
Federal National Mortgage Assoc.                                           179,153                                  8,617,259
SLM Corp.                                                                  395,630                                 20,936,740
State Street Corp.                                                         389,658                                 22,635,233 (e)
                                                                                                                   71,564,644

HEALTHCARE - 19.2%
Amgen, Inc.                                                                306,053                                 19,963,837 (a,h)
Johnson & Johnson                                                          320,983                                 19,233,301
LIncare Holdings Inc.                                                      349,348                                 13,219,328 (a,j)
Medtronic Inc.                                                             355,320                                 16,671,614
Pfizer Inc.                                                                567,318                                 13,314,954
UnitedHealth Group Incorporated                                            288,138                                 12,902,820
Zimmer Holdings, Inc.                                                      201,547                                 11,431,746 (a)
                                                                                                                  106,737,600

INDUSTRIALS - 4.5%
Dover Corp.                                                                503,121                                 24,869,271 (j)

INFORMATION TECHNOLOGY - 30.0%
Analog Devices, Inc.                                                       358,306                                 11,515,955 (h)
Cisco Systems, Inc.                                                        791,259                                 15,453,288 (a)
Dell, Inc.                                                                 407,573                                  9,948,857 (a)
eBay, Inc.                                                                 388,165                                 11,369,353 (a)
First Data Corp.                                                           538,952                                 24,274,398
Intuit Inc.                                                                362,785                                 21,908,586 (a,j)
Linear Technology Corp.                                                    277,687                                  9,299,738 (j)
Microsoft Corp.                                                            604,641                                 14,088,135
Molex, Inc. (Class A)                                                      692,725                                 19,901,989
Paychex, Inc.                                                              164,224                                  6,401,452
QUALCOMM, Inc.                                                             216,477                                  8,674,233
Yahoo! Inc.                                                                429,967                                 14,188,911 (a)
                                                                                                                  167,024,895

MATERIALS - 3.5%
Monsanto Co.                                                               235,885                                 19,859,158

TELECOMMUNICATION SERVICES - 1.0%
Vodafone Group PLC ADR                                                     253,800                                  5,405,940

TOTAL INVESTMENTS IN SECURITIES                                                                                   534,644,738
(COST $515,278,274)

SHORT-TERM INVESTMENTS - 4.2%

SHORT-TERM INVESTMENTS - 1.9%
GEI Short Term Investment Fund
6.93%                                                                   10,628,255                                 10,628,255 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 2.3%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                   12,714,880                                 12,714,880 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                       23,343,135
(COST $23,343,135)

TOTAL INVESTMENTS                                                                                                 557,987,873
(COST $538,621,409)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                                (1,324,113)
                                                                                                                -------------
NET ASSETS  - 100.0%                                                                                            $ 556,663,760
                                                                                                                =============

OTHER INFORMATION

The GE Institutional Premier Growth Equity had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                                                   UNREALIZED
                                                                           NUMBER OF         CURRENT              APPRECIATION
       DESCRIPTION                                EXPIRATION DATE          CONTRACTS      NOTIONAL VALUE          /DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                           September 2006               5           $ 1,603,750              $    --
------------------------------------------------------------------------------------------------------------------------------------


GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)


                                                                           NUMBER OF
                                                                           SHARES                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
Domestic Equity - 46.6%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -7.1%
aQuantive, Inc.                                                              3,813                          $      96,583 (a,j)
Bed Bath & Beyond, Inc.                                                     49,919                              1,655,813 (a)
Boyd Gaming Corp.                                                            3,702                                149,413 (j)
Carnival Corp.                                                              49,620                              2,071,139
CBS Corp.                                                                   30,582                                827,243
Cheesecake Factory                                                           8,798                                237,106 (a)
Chico's FAS, Inc.                                                            5,475                                147,715 (a)
Comcast Corp. (Class A)                                                    104,754                              3,433,836 (a,h)
Federated Department Stores Inc.                                             6,854                                250,856
Getty Images, Inc.                                                           4,344                                275,887 (a,j)
Global Cash Access Holdings, Inc.                                           12,818                                200,345 (a)
Liberty Global, Inc. (Series C)                                             52,376                              1,077,374 (a)
Liberty Media Holding Corp - Capital (Series A)                             18,504                              1,550,080 (a)
Liberty Media Holding Corp - Interactive (Series A)                         92,518                              1,596,861 (a)
Life Time Fitness, Inc.                                                      3,065                                141,818 (a,j)
Michaels Stores, Inc.                                                       11,591                                478,013
Omnicom Group, Inc.                                                         16,275                              1,449,940
Pulte Homes, Inc.                                                            6,410                                184,544
Regal Entertainment Group (Class A)                                         15,385                                312,623 (j)
Staples, Inc.                                                               21,502                                522,929
Starwood Hotels & Resorts Worldwide, Inc.                                    4,815                                290,537
Target Corp.                                                                18,745                                916,068
The E.W. Scripps Co. (Class A)                                               8,165                                352,238 (j)
The Home Depot, Inc.                                                        92,900                              3,324,891 (h)
Univision Communications Inc. (Class A)                                      5,957                                199,560 (a)
Viacom Inc. (Class B)                                                       22,053                                790,380 (a)
Williams-Sonoma, Inc.                                                        6,589                                224,355
                                                                                                               22,758,147

CONSUMER STAPLES - 3.9%
Alberto-Culver Co.                                                           7,336                                357,410 (a)
Clorox Co.                                                                  19,053                              1,161,662
Colgate-Palmolive Co.                                                       56,060                              3,357,994 (h)
Kroger Co.                                                                   8,991                                196,543
PepsiCo, Inc.                                                               57,063                              3,426,063 (h)
Sara Lee Corp.                                                              27,523                                440,918
The Coca-Cola Co.                                                           78,014                              3,356,162 (h)
The Hershey Co.                                                              1,413                                 77,814
Weight Watchers International Inc.                                           8,106                                331,454
                                                                                                               12,706,020

ENERGY - 4.6%
BJ Services Co.                                                              9,281                                345,810
Dresser-Rand Group, Inc.                                                    11,198                                262,929 (a,j)
EOG Resources, Inc.                                                         28,287                              1,961,421
Exxon Mobil Corp.                                                           87,386                              5,361,131 (h)
GlobalSantaFe Corp.                                                          7,700                                444,675
Halliburton Co.                                                             22,020                              1,634,104
Hess Corp.                                                                   7,137                                377,190
Peabody Energy Corp.                                                         6,663                                371,462
Schlumberger Ltd.                                                           48,242                              3,141,037 (h)
Valero Energy Corp.                                                          4,482                                298,143
Weatherford International Ltd.                                               8,938                                443,504 (a)
                                                                                                               14,641,406

FINANCIALS - 7.9%
Affiliated Managers Group                                                    5,078                                441,227 (a,j)
AFLAC Incorporated                                                          32,253                              1,494,927 (h)
Alleghany Corp.                                                                300                                 82,908 (a)
American International Group, Inc.                                          67,263                              3,971,880 (h)
Bank of America Corp.                                                       74,361                              3,576,757 (h)
Berkshire Hathaway, Inc. (Class B)                                             390                              1,186,770 (a)
Calamos Asset Management Inc. (Class A)                                     11,452                                331,993 (j)
CB Richard Ellis Group, Inc. (Class A)                                      22,809                                567,944 (a)
Citigroup, Inc.                                                             22,053                              1,063,837
CVB Financial Corp.                                                         11,362                                177,929 (j)
Everest Re Group, Ltd.                                                      11,853                              1,026,114
Federal National Mortgage Assoc.                                            44,382                              2,134,774 (h)
Greenhill & Company, Inc.                                                    4,605                                279,800 (j)
HCC Insurance Holdings, Inc.                                                31,656                                931,953
Legg Mason, Inc.                                                             4,649                                462,668
M&T Bank Corp.                                                               1,760                                207,539
Maguire Properties, Inc. (REIT)                                              5,059                                177,925 (j)
MBIA Inc.                                                                    2,258                                132,206
Mellon Financial Corp.                                                      31,702                              1,091,500
Metlife, Inc.                                                               21,502                              1,101,117
North Fork Bancorporation, Inc.                                             11,444                                345,265
State Street Corp.                                                          39,696                              2,305,941 (e)
SunTrust Banks, Inc.                                                        18,745                              1,429,494
The Hartford Financial Services Group, Inc.                                  3,559                                301,091
Trammell Crow Co. (REIT)                                                     5,462                                192,099 (a,j)
Zions Bancorporation                                                         4,248                                331,089
                                                                                                               25,346,747

HEALTHCARE - 7.4%
Abbott Laboratories                                                         74,430                              3,245,892 (h)
Advanced Medical Optics, Inc.                                               13,124                                665,387 (a,j)
Aetna, Inc.                                                                 30,599                              1,221,818
Alcon, Inc.                                                                  3,658                                360,496
Amgen, Inc.                                                                 44,106                              2,877,034 (a,h)
Amylin Pharmaceuticals, Inc.                                                11,512                                568,347 (a,j)
Barr Pharmaceuticals, Inc.                                                   9,314                                444,185 (a)
Caremark Rx, Inc.                                                            8,806                                439,155
DENTSPLY International, Inc.                                                 5,167                                313,120
Gilead Sciences, Inc.                                                        4,020                                237,823 (a)
Henry Schein, Inc.                                                           8,655                                404,448 (a)
Johnson & Johnson                                                           30,877                              1,850,150 (h)
Kinetic Concepts, Inc.                                                       2,933                                129,492 (a)
LIncare Holdings Inc.                                                       41,901                              1,585,534 (a)
Manor Care, Inc.                                                             8,213                                385,354
Martek Biosciences Corp.                                                     6,860                                198,597 (a,j)
Pfizer Inc.                                                                153,598                              3,604,945 (h)
Psychiatric Solutions Inc.                                                  12,718                                364,498 (a)
Quest Diagnostics Inc.                                                       6,153                                368,688
Thermo Electron Corp.                                                       14,916                                540,556 (a)
Vertex Pharmaceuticals, Inc.                                                 2,299                                 84,396 (a,j)
Wyeth                                                                       85,457                              3,795,145 (h)
                                                                                                               23,685,060

INDUSTRIALS - 3.8%
ChoicePoint, Inc.                                                            5,733                                239,467 (a)
Corinthian Colleges, Inc.                                                   36,212                                520,005 (a,j)
Corporate Executive Board Co.                                                1,950                                195,390
CoStar Group, Inc.                                                           4,741                                283,654 (a,j)
Danaher Corp.                                                                5,992                                385,405
Dover Corp.                                                                 69,481                              3,434,446 (h)
Eaton Corp.                                                                  4,741                                357,471
Harsco Corp.                                                                 5,268                                410,693
Hexcel Corp.                                                                16,980                                266,756 (a,j)
Joy Global, Inc.                                                             3,255                                169,553
MoneyGram International, Inc.                                               13,362                                453,640
Rockwell Collins, Inc.                                                       8,899                                497,187
Southwest Airlines Co.                                                      88,213                              1,444,047
Stericycle, Inc.                                                             4,922                                320,422 (a,j)
Sunpower Corp. (Class A)                                                     4,377                                122,644 (a,j)
Tyco International Ltd.                                                     60,553                              1,665,208
United Technologies Corp.                                                   17,576                              1,114,670
Waste Management, Inc.                                                      10,476                                375,879
                                                                                                               12,256,537

INFORMATION TECHNOLOGY - 10.2%
Activision, Inc.                                                            63,643                                724,257 (a)
Affiliated Computer Services, Inc. (Class A)                                 5,923                                305,686 (a)
Analog Devices, Inc.                                                        35,477                              1,140,231
Automatic Data Processing, Inc.                                             37,921                              1,719,717 (h)
CDW Corp.                                                                    3,746                                204,719
Checkfree Corp.                                                              8,270                                409,861 (a)
Cisco Systems, Inc.                                                        144,172                              2,815,679 (a,h)
Cogent, Inc.                                                                22,510                                339,226 (a,j)
Comverse Technology, Inc.                                                   15,925                                314,837 (a)
Dell, Inc.                                                                  38,593                                942,055 (a)
DST Systems, Inc.                                                            4,469                                265,906 (a)
eBay, Inc.                                                                  13,541                                396,616 (a)
EMC Corporation                                                             84,106                                922,643 (a)
Fidelity National Information Services, Inc.                                15,437                                546,470
First Data Corp.                                                           110,267                              4,966,426 (h)
Fiserv, Inc.                                                                 3,464                                157,127 (a)
Harris Corp.                                                                12,098                                502,188
Intel Corp.                                                                 55,133                              1,044,770
Intuit Inc.                                                                 30,324                              1,831,266 (a,h)
Juniper Networks, Inc.                                                      14,072                                225,011 (a)
Linear Technology Corp.                                                     13,167                                440,963
Macrovision Corp.                                                            8,668                                186,535 (a)
Microchip Technology Inc.                                                    7,363                                247,029
Microsoft Corp.                                                            178,568                              4,160,634 (h)
Molex, Inc. (Class A)                                                       99,027                              2,845,046 (h)
NAVTEQ Corp.                                                                 4,865                                217,368 (a)
Neustar, Inc. (Class A)                                                      4,951                                167,096 (a)
Oracle Corp.                                                               187,453                              2,716,194 (a,h)
Symantec Corp.                                                              12,883                                200,202 (a)
Wind River Systems, Inc.                                                    22,936                                204,130 (a,j)
Xilinx, Inc.                                                                 9,479                                214,699
Yahoo! Inc.                                                                 44,106                              1,455,498 (a)
                                                                                                               32,830,085

MATERIALS - 1.2%
Cabot Corp.                                                                  4,063                                140,255
Martin Marietta Materials, Inc.                                              3,859                                351,748
Monsanto Co.                                                                32,732                              2,755,707
Praxair, Inc.                                                                6,464                                349,056
Sealed Air Corp.                                                             3,732                                194,363
                                                                                                                3,791,129

TELECOMMUNICATION SERVICES - 0.1%
American Tower Corp. (Class A)                                               9,278                                288,731 (a)
NII Holdings Inc. (Class B)                                                  2,367                                133,451 (a)
                                                                                                                  422,182

UTILITIES - 0.4%
Ameren Corp.                                                                 6,094                                307,747
DTE Energy Co.                                                               6,410                                261,143
PPL Corp.                                                                   11,285                                364,506
SCANA Corp.                                                                  7,820                                301,696
                                                                                                                1,235,092

TOTAL DOMESTIC EQUITY                                                                                         149,672,405
(COST $150,601,411)

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 26.5%
------------------------------------------------------------------------------------------------------------------------------------

Common Stock - 26.2%

CONSUMER DISCRETIONARY - 1.6%
Accor S.A.                                                                   1,244                                $ 75,699 (j)
Corp GEO S.A. de C.V. (Series B)                                            22,004                                  73,258 (a)
Dogan Yayin Holding                                                         20,428                                  69,444 (a)
Gafisa S.A.                                                                  5,786                                  63,093 (a)
Hyundai Motor Co.                                                              750                                  63,719
Koninklijke Philips Electronics N.V.                                        42,497                               1,327,496
Lagardere S.C.A. (Regd.)                                                     1,899                                 140,105 (j)
LG Electronics Inc.                                                            980                                  59,397
LVMH Moet Hennessy Louis Vuitton S.A.                                        6,953                                 689,899 (j)
Massmart Holdings Ltd.                                                       5,311                                  35,001
Reed Elsevier PLC                                                           46,700                                 471,602
Renault S.A.                                                                 1,361                                 146,180 (j)
Rossi Residencial S.A.                                                       5,500                                  52,605
Sekisui Chemical Company Ltd.                                               49,273                                 425,856
Shenzhou International Group Holdings Ltd.                                  48,000                                  19,930
Toyota Motor Corp.                                                          25,098                               1,315,112
Weiqiao Textile Co.                                                         35,500                                  45,478
                                                                                                                 5,073,874

CONSUMER STAPLES - 1.6%
Carrefour S.A.                                                               4,128                                 241,956 (j)
Chaoda Modern Agriculture                                                  176,000                                 109,901
Diageo PLC                                                                  63,849                               1,074,046
Fomento Economico Mexicano S.A. de C.V. ADR (Series B)                         979                                  81,962
IOI Corp. Bhd                                                               28,000                                 108,967
Nestle S.A. (Regd.)                                                          4,817                               1,509,982
Seven & I Holdings Co. Ltd.                                                 17,200                                 567,240
Shinsegae Company Ltd.                                                         100                                  50,069
Shiseido Company Ltd.                                                       27,027                                 530,776 (j)
Tesco PLC                                                                  124,541                                 769,352
Tiger Brands Ltd.                                                            3,949                                  79,459
Uni-President Enterprises Corp.                                            120,000                                 104,519
                                                                                                                 5,228,229

ENERGY - 3.1%
BG Group PLC                                                                49,452                                 660,827
CAT Oil AG                                                                   1,357                                  27,502 (a)
China Oilfield Services Ltd. (Series H)                                     90,000                                  45,771
China Petroleum & Chemical Corp.                                         1,088,000                                 623,355
China Shenhua Energy Company Ltd.                                           10,000                                  18,347
EnCana Corp.                                                                 5,075                                 268,239
Ente Nazionale Idrocarburi S.p.A.                                           19,888                                 585,648 (j)
LUKOIL ADR                                                                   1,071                                  89,536 (b)
LUKOIL ADR                                                                   7,654                                 636,813
Nexen, Inc.                                                                  5,308                                 300,114
OAO Gazprom ADR                                                              8,567                                 360,242
PetroChina Company Ltd.                                                     60,000                                  64,117
Petroleo Brasileiro S.A. ADR                                                17,624                               1,407,100
Reliance Energy Ventures Ltd.                                               21,204                                  15,613 (a)
Reliance Natural Resources Ltd.                                             21,204                                   9,211 (a)
Saipem S.p.A.                                                               66,724                               1,517,783 (j)
Sasol Ltd.                                                                   2,800                                 107,968
Sibir Energy PLC                                                             7,163                                  64,023 (a)
Stolt Offshore S.A.                                                         74,048                               1,127,511 (a,j)
Tenaris S.A. ADR                                                            15,747                                 637,596
Total S.A.                                                                  20,194                               1,328,493 (j)
                                                                                                                 9,895,809

FINANCIALS - 7.4%
African Bank Investments Ltd.                                               13,500                                  52,983
Akbank TAS                                                                 126,730                                 606,325
Aksigorta AS                                                                15,267                                  42,096
Allianz AG (Regd.)                                                           4,103                                 648,023 (a)
Amata Corp. (REIT)                                                         108,400                                  42,616
AXA S.A.                                                                    21,652                                 710,405 (j)
Banca Intesa S.p.A.                                                        109,625                                 641,988
Banco do Brasil S.A.                                                         1,478                                  34,132
Banco Santander Central Hispano S.A. (Regd.)                                72,835                               1,063,550
Bank Hapoalim BM                                                             9,246                                  39,345
Bank of Yokohama Ltd.                                                       62,803                                 486,206 (j)
BNP Paribas                                                                 16,874                               1,614,959
Capital Securities Corp.                                                   211,000                                  81,136 (a)
CapitaLand Ltd.                                                            258,000                                 734,183
China Vanke Company Ltd.                                                    80,800                                  68,660 (a)
Chinatrust Financial Holding Co.                                            58,000                                  48,099
Credit Agricole S.A.                                                        20,812                                 791,685 (j)
Credit Suisse Group (Regd.)                                                 20,795                               1,161,125 (j)
Hongkong Land Holdings Ltd.                                                 91,000                                 333,060
Hung Poo Real Estate Development Corp. (REIT)                              131,000                                 129,475 (a)
ICICI Bank Ltd. ADR                                                         25,377                                 600,166
ING Groep N.V.                                                              21,710                                 853,049
Jardine Matheson Holdings Ltd.                                              17,668                                 310,957
Kiatnakin Bank PLC                                                          36,444                                  28,416
Kookmin Bank                                                                15,230                               1,252,177
Lloyds TSB Group PLC                                                        73,134                                 718,933
Mitsubishi Estate Company Ltd. (REIT)                                       60,000                               1,275,423
Mitsubishi UFJ Financial Group, Inc.                                           107                               1,497,616
Mitsui Sumitomo Insurance Co. Ltd.                                          76,000                                 955,360
Nomura Holdings, Inc.                                                       95,400                               1,790,080 (j)
Ping An Insurance Group Company of China Ltd.                               28,000                                  84,717
Prudential PLC                                                              71,912                                 812,660
Reliance Capital Ventures Ltd.                                              21,204                                  11,261
Royal Bank of Scotland Group PLC                                            37,324                               1,227,400
Samsung Fire & Marine Insurance Company Ltd.                                   680                                  91,388
Sanlam Ltd.                                                                 13,730                                  27,915
Shenzhen Investment Ltd. (REIT)                                            148,672                                  40,197
Siam Commercial Bank PCL                                                    56,500                                  82,925
Standard Bank Group Ltd.                                                     7,117                                  76,841
State Bank of India Ltd. GDR                                                 1,594                                  63,760
Sun Hung Kai Properties Ltd. (REIT)                                         52,087                                 531,130
Swiss Reinsurance                                                            7,951                                 554,623
UniCredito Italiano S.p.A.                                                 188,613                               1,475,960 (j)
                                                                                                                23,693,005

HEALTHCARE - 1.8%
Angiotech Pharmaceuticals, Inc.                                             21,977                                 258,230 (a)
Gedeon Richter Rt                                                              318                                  58,418
GlaxoSmithKline PLC                                                         59,933                               1,674,930
Hikma Pharmaceuticals PLC                                                    8,817                                  54,182
Novartis AG (Regd.)                                                         22,314                               1,205,867
Roche Holding AG                                                            10,684                               1,762,642
Sanofi-Aventis                                                               4,625                                 451,220 (j)
Smith & Nephew PLC ADR                                                       6,100                                 235,033 (j)
Teva Pharmaceutical Industries Ltd. ADR                                      3,313                                 104,658
                                                                                                                 5,805,180

INDUSTRIALS - 3.5%
ABB Ltd. (Regd.)                                                            83,265                               1,080,746
Adecco S.A. (Regd.)                                                          6,974                                 411,608
Asahi Glass Company Ltd.                                                    57,002                                 723,526 (j)
Barloworld Ltd.                                                              3,063                                  51,968
Brambles Industries PLC                                                     29,984                                 238,465
Canadian National Railway Co.                                               17,639                                 773,382
Chiyoda Corp.                                                               42,185                                 863,517 (j)
Doosan Heavy Industries and Construction Company Ltd.                        1,760                                  63,818
East Japan Railway Co.                                                         101                                 750,995
Empresas ICA Sociedad Controladora S.A. de C.V.                             22,876                                  64,852 (a)
Enka Insaat ve Sanayi AS                                                    13,646                                  99,650
Fraser and Neave, Ltd.                                                      15,000                                  37,942
Group 4 Securicor PLC                                                      114,358                                 354,809
Group 4 Securicor PLC                                                      117,461                                 370,479 (j)
Grupo Aeroportuario del Sureste S.A. de C.V. ADR (Series B)                    765                                  25,696
Komatsu Ltd.                                                                36,906                                 734,472
Korea Electric Terminal Company Ltd.                                         1,330                                  17,734
Kubota Corp.                                                                42,000                                 398,635
Malaysia International Shipping Corp. BHD                                  130,464                                 273,390
Mitsubishi Heavy Industries Ltd.                                            32,000                                 138,285
Orascom Construction Industries                                             12,222                                 371,647 (a)
Orkla ASA                                                                    2,955                                 137,003
Reliance Industries Ltd. GDR                                                 1,173                                  54,427 (b)
Sandvik AB                                                                  94,330                               1,096,716
Shanghai Electric Group Company Ltd.                                       324,000                                 112,630
Siemens AG (Regd.)                                                          12,083                               1,051,058
SMC Corp.                                                                    2,797                                 396,129
Smiths Group PLC                                                            34,122                                 562,313
United Tractors Tbk PT                                                     108,500                                  63,252
Wan Hai Lines Ltd.                                                          65,000                                  44,769
                                                                                                                11,363,913

INFORMATION TECHNOLOGY - 2.1%
ASM Pacific Technology                                                       9,500                                  46,173
Delta Electronics Inc.                                                      33,223                                  94,404 (a)
HON HAI Precision Industry Company Ltd.                                     33,000                                 203,848 (a)
Hoya Corp.                                                                  20,900                                 744,111
MediaTek Inc.                                                               12,000                                 111,190 (a)
Mettler Toledo International Inc.                                            3,813                                 230,953 (a)
Nidec Corp.                                                                 11,428                                 819,749 (j)
Nokia OYJ                                                                   72,372                               1,476,913 (a)
Nortel Networks Corp.                                                       42,985                                  95,857 (a)
Samsung Electro-Mechanics Company Ltd.                                       1,180                                  40,672
Samsung Electronics Company Ltd.                                             2,030                               1,290,281
Taiwan Semiconductor Manufacturing Company Ltd.                            476,303                                 859,131
Taiwan Semiconductor Manufacturing Company Ltd. ADR                          4,498                                  41,291
Telefonaktiebolaget LM Ericsson                                            170,105                                 562,022
Unimicron Technology Corp.                                                  64,000                                  83,417 (a)
                                                                                                                 6,700,012

MATERIALS - 2.6%
BASF AG                                                                      5,964                                 478,752
BHP Billiton PLC                                                           111,854                               2,170,167
Cia Vale do Rio Doce ADR                                                    32,967                                 792,527
Evraz Group S.A. GDR                                                         2,643                                  65,943 (b)
Harmony Gold Mining Company Ltd. ADR                                         6,443                                 104,956 (a)
Holcim Ltd. (Regd.)                                                          7,078                                 541,395 (j)
Israel Chemicals Ltd.                                                       26,040                                 103,708
Linde AG                                                                     6,851                                 527,792
MMC Norilsk Nickel ADR                                                         909                                 118,170
POSCO                                                                          500                                 134,131
Potash Corp of Saskatchewan                                                 10,794                                 927,882
Rio Tinto PLC (Regd.)                                                       19,105                               1,010,246
Taiwan Fertilizer Company Ltd.                                              49,000                                  81,422 (a)
Toray Industries Inc.                                                      128,000                               1,111,875
Vedanta Resources PLC                                                        1,876                                  47,293
                                                                                                                 8,216,259

TELECOMMUNICATION SERVICES - 1.8%
America Movil S.A. de C.V. ADR (Series L)                                   28,645                                 952,733
Egyptian Company for Mobile Services                                         1,514                                  33,937
France Telecom S.A.                                                          6,783                                 145,794
MTN Group Ltd.                                                              11,129                                  82,550
Orascom Telecom Holding SAE                                                    872                                  36,062
Orascom Telecom Holding SAE GDR                                                181                                   7,385
Philippine Long Distance Telephone Co.                                       1,361                                  46,880
Reliance Communication Ventures Ltd.                                        21,204                                 114,655 (a)
Singapore Telecommunications Ltd.                                          674,046                               1,082,668
Telefonica S.A.                                                             14,177                                 236,019
Telefonica S.A. ADR                                                            107                                   5,322
Telekomunikasi Indonesia Tbk PT (Series B)                                 104,500                                  82,919
Telenor ASA                                                                 74,054                                 895,536 (j)
Telkom S.A. Ltd.                                                             1,543                                  28,557 (a)
Vimpel-Communications OAO ADR                                                  986                                  45,179 (a)
Vodafone Egypt Telecommunications SAE                                        4,391                                  62,557
Vodafone Group PLC                                                         289,070                                 616,184
Vodafone Group PLC ADR                                                      56,512                               1,203,706
                                                                                                                 5,678,643

UTILITIES - 0.7%
E.ON AG                                                                     11,325                               1,303,553
Korea Electric Power Corp.                                                   1,300                                  48,166
National Grid PLC                                                            5,057                                  54,716
Veolia Environnement                                                        18,949                                 979,099 (j)
                                                                                                                 2,385,534

TOTAL COMMON STOCK                                                                                              84,040,458
(COST $76,740,384)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

Cia Energetica de Minas Gerais                                             900,000                                 38,183
Cia Vale do Rio Doce                                                         9,947                                202,594
Cia Vale do Rio Doce ADR                                                    33,410                                687,578
Petroleo Brasileiro S.A.                                                     2,200                                 43,893
Telemar Norte Leste S.A.                                                     1,900                                 38,101

TOTAL PREFERRED STOCK                                                                                           1,010,349
(COST $863,815)

------------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Linde AG                                                                     6,851                                  26,455 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                            85,077,262
(COST $77,604,199)

                                                                          PRINCIPAL
                                                                           AMOUNT                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 22.5%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 10.2%
U.S. Treasury Bonds
4.50%                                      02/15/36                    $ 1,819,000                            $ 1,631,406 (h)
5.38%                                      02/15/31                        145,000                                147,561
8.13%                                      08/15/19 - 08/15/21             689,000                                877,966 (h)
U.S. Treasury Notes
4.88%                                      04/30/08 - 05/31/11          21,435,000                             21,267,325
5.13%                                      05/15/16                      8,755,000                              8,745,457
                                                                                                               32,669,715

FEDERAL AGENCIES - 0.2%
Federal Farm Credit Bank
3.75%                                      01/15/09                        304,000                                292,053 (h)
Federal Home Loan Mortgage Corp.
4.75%                                      12/08/10                        256,000                                248,362 (h)
                                                                                                                  540,415

AGENCY MORTGAGE BACKED - 4.8%
Federal Home Loan Mortgage Corp.
4.50%                                      06/01/33 - 02/01/35             170,556                                154,839
5.00%                                      07/01/35 - 10/01/35             388,346                                363,004
5.50%                                      05/01/20                         29,482                                 28,916
6.00%                                      04/01/17 - 05/01/35             526,373                                521,038
6.50%                                      01/01/27 - 12/01/34             198,739                                200,300
7.00%                                      10/01/16 - 02/01/35             392,806                                403,855
7.50%                                      11/01/09 - 09/01/33              19,485                                 20,120
8.00%                                      04/01/30 - 11/01/30               2,573                                  2,719
9.00%                                      04/01/16 - 06/01/21               3,788                                  4,040
Federal National Mortgage Assoc.
4.00%                                      05/01/19 - 06/01/19             135,634                                125,254
4.50%                                      05/01/18 - 02/01/35             987,804                                925,581
5.00%                                      06/01/20 - 08/01/35             657,595                                620,004
5.50%                                      03/01/14 - 08/01/35             784,090                                762,643
6.00%                                      07/01/14 - 08/01/35           2,454,460                              2,418,324
6.50%                                      01/01/15 - 02/01/35           1,597,914                              1,610,830
7.00%                                      10/01/16 - 05/01/35             370,401                                379,540
7.50%                                      12/01/09 - 03/01/34              60,188                                 62,201
8.00%                                      12/01/11 - 11/01/33              31,111                                 32,500
8.50%                                      06/01/30 - 05/01/31               3,713                                  3,938
9.00%                                      06/01/09 - 12/01/22              27,579                                 28,838
5.00%                                      TBA                             176,000                                169,455 (c)
5.50%                                      TBA                           3,043,000                              2,922,229 (c)
6.00%                                      TBA                           1,734,000                              1,730,273 (c)
6.50%                                      TBA                             616,000                                619,080 (c)
Government National Mortgage Assoc.
4.50%                                      08/15/33 - 09/15/34             268,520                                246,775
5.00%                                      08/15/33                         66,303                                 62,903
6.00%                                      04/15/30 - 06/15/35             244,606                                242,974
6.50%                                      02/15/24 - 06/15/34              96,679                                 97,894
7.00%                                      03/15/12 - 06/15/34              39,137                                 40,189
8.00%                                      06/15/30                            134                                    142
8.50%                                      10/15/17                         33,909                                 36,145
9.00%                                      11/15/16 - 12/15/21              38,614                                 41,866
5.50%                                      TBA                             680,000                                658,962 (c)
                                                                                                               15,537,371

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Collateralized Mortgage Obligation Trust
(Class B)
5.16%                                      11/01/18                          1,277                                  1,095 (d,f,h)
Federal Home Loan Mortgage Corp.
1.45%                                      10/15/18                        207,934                                  8,087 (g,i)
1.95%                                      12/15/30                        377,316                                 16,861 (g,i)
3.33%                                      10/15/33                         30,515                                 21,295 (i)
4.11%                                      12/15/33                         19,745                                 14,664 (i)
4.50%                                      05/15/17 - 11/15/19             212,825                                197,002
4.50%                                      03/15/18 - 03/15/19             104,503                                 11,975 (g)
5.00%                                      04/15/14 - 08/01/35           1,729,234                                371,976 (g)
5.00%                                      05/15/20 - 02/15/35             958,335                                858,575
5.50%                                      04/15/17 - 06/15/33              89,525                                 17,244 (g)
5.50%                                      10/15/34                         71,113                                 70,242
7.50%                                      01/15/16                          9,161                                  9,430
7.50%                                      07/15/27                          9,397                                  2,050 (g)
8.00%                                      04/15/20                            513                                    512
8.00%                                      02/01/23 - 07/01/24               3,668                                    815 (g)
10.44%                                     09/25/43                        281,558                                  3,745 (d,g,i)
Federal Home Loan Mortgage STRIPS
5.30%                                      08/01/27                            794                                    639 (d,f)
Federal National Mortgage Assoc.
1.18%                                      12/25/42                        138,134                                  3,108 (g,i)
1.68%                                      10/25/29                         46,100                                  2,138 (g,i)
2.28%                                      09/25/42                        187,612                                 12,136 (g,i)
2.33%                                      04/25/17 - 10/25/17             104,724                                  5,329 (g,i)
2.38%                                      08/25/16                         31,994                                  1,357 (g,i)
3.56%                                      09/25/31                         36,221                                 30,928 (i)
4.50%                                      05/25/18                         69,436                                  7,052 (g)
4.50%                                      12/25/19                         42,950                                 37,991
4.75%                                      11/25/14                         18,219                                  1,313 (g)
5.00%                                      02/25/11 - 08/25/17              18,835                                  1,872 (g)
5.00%                                      03/25/35                         76,925                                 68,092
5.50%                                      07/25/34 - 02/25/35             253,220                                249,978
5.75%                                      02/25/35                        119,875                                118,891
6.00%                                      12/25/34                         35,900                                 35,238
6.50%                                      12/25/34                         55,925                                 56,411
8.00%                                      07/25/14                         16,181                                 16,438
Federal National Mortgage Assoc.
(Class 1)
5.27%                                      11/01/34                        246,815                                171,698 (d,f)
Federal National Mortgage Assoc.
(Class S)
1.78%                                      02/25/31                         53,050                                  2,042 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                      11/25/13                        104,664                                  4,555 (g)
4.90%                                      03/25/31                         51,468                                 47,923 (i)
5.00%                                      10/25/22                         60,947                                 10,716 (g)
Federal National Mortgage Assoc. REMIC
(Class B)
5.39%                                      12/25/22                          1,377                                  1,114 (d,f)
Federal National Mortgage Assoc. STRIPS
(Class 2)
7.50%                                      11/01/23                         24,189                                  6,387 (g)
8.00%                                      08/01/23 - 07/01/24               7,790                                  1,797 (g)
8.50%                                      03/01/17 - 07/25/22               3,105                                    686 (g)
9.00%                                      05/25/22                          1,386                                    351 (g)
Government National Mortgage Assoc.
5.00%                                      02/16/34                         29,335                                 26,209
Vendee Mortgage Trust
16.44%                                     05/15/33                        184,962                                  5,780 (d,g,h,i)
                                                                                                                2,533,737

ASSET BACKED - 0.1%
Bank One Issuance Trust
3.59%                                      05/17/10                         10,770                                 10,525
Bank One Issuance Trust (Class A)
5.23%                                      10/15/09                         54,000                                 54,013 (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.69%                                      01/25/34                          7,892                                  7,914 (h,i)
BMW Vehicle Owner Trust (Class B)
2.93%                                      03/25/09                         18,000                                 17,927
Capital One Master Trust (Class C)
6.70%                                      06/15/11                         36,000                                 36,703 (b,h)
Carmax Auto Owner Trust
4.35%                                      03/15/10                         24,000                                 23,444
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.57%                                      03/25/32                         11,357                                 11,362 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                      04/07/10                         22,000                                 21,494
Countrywide Home Equity Loan Trust
(Class A)
5.43%                                      07/15/27                         14,911                                 14,911 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.52%                                      01/20/33                         16,056                                 16,076 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                      10/15/10                         27,284                                 26,561
Mid-State Trust
7.54%                                      07/01/35                          4,081                                  4,168 (h)
Peco Energy Transition Trust
6.52%                                      12/31/10                         17,000                                 17,533 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                      03/25/34                         12,617                                 12,626 (h,i)
Residential Asset Securities Corp.
5.57%                                      07/25/32                          6,891                                  6,892 (h,i)
Residential Asset Securities Corp.
(Class A)
4.16%                                      07/25/30                         50,212                                 49,438 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                      10/20/10                         16,000                                 15,696
Wells Fargo Home Equity Trust
3.97%                                      09/25/24                         15,000                                 14,818 (h,i)
                                                                                                                  362,101

CORPORATE NOTES - 4.2%
Abbey National PLC
7.95%                                      10/26/29                         62,000                                 73,416 (h)
Abbott Laboratories
5.88%                                      05/15/16                         65,000                                 64,403
AIG SunAmerica Global Financing VII
5.85%                                      08/01/08                        100,000                                100,357 (b,h)
Air Jamaica Ltd.
9.38%                                      07/08/15                         95,000                                 95,713 (b,h)
Allegiance Corp.
7.00%                                      10/15/26                         23,000                                 23,422 (h)
Allied Waste North America
7.25%                                      03/15/15                        168,000                                160,440 (h)
Allstate Life Global Funding Trusts
3.85%                                      01/25/08                         53,000                                 51,554 (h)
Altria Group, Inc.
7.20%                                      02/01/07                         40,000                                 40,202 (h)
American Electric Power Company, Inc.
(Series D)
5.25%                                      06/01/15                        161,000                                150,755 (h)
American General Corp.
7.50%                                      08/11/10                         55,000                                 58,189 (h)
Appalachian Power Co. (Series G)
3.60%                                      05/15/08                         16,000                                 15,387 (h)
Appalachian Power Co. (Series K)
5.00%                                      06/01/17                         52,000                                 46,573 (h)
Archer-Daniels-Midland Co.
7.00%                                      02/01/31                         52,000                                 56,407 (h)
Assurant, Inc.
6.75%                                      02/15/34                         61,000                                 59,901 (h)
AT&T, Inc.
4.13%                                      09/15/09                        104,000                                 98,874 (h)
5.63%                                      06/15/16                        110,000                                104,579 (h)
5.88%                                      08/15/12                         52,000                                 51,514 (h)
BAC CAP TRUST V
5.63%                                      03/08/35                         72,000                                 62,627 (h)
Banco Mercantil del Norte S.A.
5.88%                                      02/17/14                         60,000                                 59,175 (b,h,i)
Banco Santander Chile
5.38%                                      12/09/14                         64,000                                 60,858 (b,h)
Bank of America Corp.
4.75%                                      10/15/06                         50,000                                 49,877 (h)
BellSouth Corp.
6.55%                                      06/15/34                         59,000                                 56,133 (h)
BJ Services Co.
5.75%                                      06/01/11                         40,000                                 39,614
BNP US Funding LLC (Series A)
7.74%                                      12/31/49                         26,000                                 26,633 (b,h,i)
Boyd Gaming Corp.
7.13%                                      02/01/16                         94,000                                 90,828 (h)
British Aerospace Finance, Inc.
7.50%                                      07/01/27                         28,000                                 30,342 (b,h)
British Telecommunications PLC
8.38%                                      12/15/10                         15,000                                 16,461
Burlington Northern Santa Fe Corp.
8.13%                                      04/15/20                        114,000                                134,464 (h)
Campbell Soup Co.
5.50%                                      03/15/07                         41,000                                 40,974 (h)
Capital One Bank
6.50%                                      06/13/13                         21,000                                 21,423 (h)
Capital One Financial Corp.
8.75%                                      02/01/07                         77,000                                 78,253 (h)
Carolina Power & Light Co.
5.15%                                      04/01/15                         34,000                                 32,012 (h)
5.70%                                      04/01/35                         17,000                                 15,404 (h)
6.13%                                      09/15/33                         32,000                                 30,794 (h)
Citigroup, Inc.
5.00%                                      03/06/07                         50,000                                 49,785 (h)
Clear Channel Communications, Inc.
4.63%                                      01/15/08                         44,000                                 43,039 (h)
Comcast Cable Communications
Holdings, Inc.
9.46%                                      11/15/22                        146,000                                180,321 (h)
Commonwealth Bank of Australia
6.02%                                      03/29/49                         40,000                                 38,100 (b)
Consolidated Natural Gas Co.
5.38%                                      11/01/06                         71,000                                 70,897 (h)
Consumers Energy Co.
5.15%                                      02/15/17                         42,000                                 38,120 (h)
5.80%                                      09/15/35                         52,000                                 46,644 (h)
Corp Interamericana de
Entretenimiento S.A.
8.88%                                      06/14/15                         69,000                                 65,550 (b,h)
Cosan S.A. Industria e Comercio
8.25%                                      02/28/49                        100,000                                 90,000 (b,h)
Countrywide Home Loans, Inc.
5.63%                                      05/15/07                         31,000                                 30,964 (h)
COX Communications, Inc.
5.45%                                      12/15/14                         62,000                                 57,477 (h)
Crown Americas LLC and Crown
Americas Capital Corp.
7.75%                                      11/15/15                        222,000                                218,670 (b,h)
CSX Transportation, Inc.
9.75%                                      06/15/20                         11,000                                 14,258 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                      06/04/08                         52,000                                 50,353 (h)
4.75%                                      01/15/08                         52,000                                 51,159 (h)
DBS Bank Ltd.
5.00%                                      11/15/19                         73,000                                 66,506 (b,h,i)
Detroit Edison Co. (Series B)
5.45%                                      02/15/35                        179,000                                153,090 (h)
Deutsche Telekom International
Finance BV
3.88%                                      07/22/08                        256,000                                246,881 (h)
Dominion Resources, Inc.
5.69%                                      05/15/08                         77,300                                 77,060 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                      02/15/08                        103,000                                100,603 (h)
Dominion Resources, Inc. (Series G)
3.66%                                      11/15/06                         37,300                                 37,021 (h,k)
Duke Capital LLC
4.33%                                      11/16/06                         69,100                                 68,798 (h)
5.67%                                      08/15/14                         33,000                                 31,711 (h)
8.00%                                      10/01/19                         30,000                                 33,842 (h)
Echostar DBS Corp.
5.75%                                      10/01/08                        122,000                                119,255 (h)
7.13%                                      02/01/16                        113,000                                108,763 (b,h)
El Paso Electric Co.
6.00%                                      05/15/35                         79,000                                 71,083 (h)
Enterprise Products Operating LP
4.00%                                      10/15/07                         33,000                                 32,108 (h)
EOP Operating LP
7.00%                                      07/15/11                        103,000                                107,153 (h)
EOP Operating LP (REIT)
7.75%                                      11/15/07                        121,000                                124,004 (h)
FirstEnergy Corp. (Series B)
6.45%                                      11/15/11                         22,000                                 22,385 (h)
Forest Oil Corp.
8.00%                                      06/15/08                        145,000                                148,081
FPL Group Capital, Inc.
7.38%                                      06/01/09                         35,000                                 36,705 (h)
FPL Group Capital, Inc. (Series B)
5.55%                                      02/16/08                         78,100                                 77,820 (h)
Freescale Semiconductor Inc.
7.13%                                      07/15/14                        160,000                                161,600
General Mills, Inc.
3.88%                                      11/30/07                         31,000                                 30,223 (h)
Georgia Power Co.
4.88%                                      07/15/07                         56,000                                 55,665 (h)
Golden West Financial Corp.
4.75%                                      10/01/12                         10,000                                  9,436 (h)
Goodrich Corp.
7.10%                                      11/15/27                         20,000                                 21,016 (h)
Greater Bay Bancorp
5.25%                                      03/31/08                         88,000                                 86,941 (h)
GS Caltex Corp.
5.50%                                      10/15/15                         77,000                                 72,257 (b,h)
GTE Corp.
6.94%                                      04/15/28                         63,000                                 62,253 (h)
7.51%                                      04/01/09                         52,000                                 54,049 (h)
Halliburton Co.
8.75%                                      02/15/21                         91,000                                111,583 (h)
Hopson Development Holdings Ltd.
8.13%                                      11/09/12                        100,000                                 99,500 (b,h)
HSBC Bank USA NA
3.88%                                      09/15/09                         65,000                                 61,619 (h)
HSBC Capital Funding LP
4.61%                                      12/29/49                         34,000                                 30,547 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                      12/31/49                         27,000                                 30,257 (b,h,i)
HSBC Finance Corp.
6.50%                                      11/15/08                        127,000                                129,325 (h)
IBM Canada Credit Services Co.
3.75%                                      11/30/07                         28,000                                 27,175 (b,h)
ING Capital Funding TR III
8.44%                                      12/29/49                         71,000                                 77,421 (h,i)
ING Groep N.V.
5.78%                                      12/29/49                         97,000                                 90,868 (h,i)
International Business Machines Corp.
3.80%                                      02/01/08                         32,000                                 31,183 (h)
iStar Financial, Inc.
4.88%                                      01/15/09                         71,000                                 69,337 (h)
7.00%                                      03/15/08                         23,000                                 23,365 (h)
Kansas Gas & Electric
5.65%                                      03/29/21                        108,000                                101,102 (h)
Kimco Realty Corp. (REIT)
4.82%                                      06/01/14                         47,000                                 43,028 (h)
Kinder Morgan Energy Partners LP
5.13%                                      11/15/14                         50,000                                 45,645 (h)
Kraft Foods, Inc.
5.25%                                      06/01/07                         95,000                                 94,541 (h)
L-3 Communications Corp.
6.38%                                      10/15/15                         55,000                                 52,525 (h)
Laboratory Corp of America Holdings
5.63%                                      12/15/15                         52,000                                 49,710 (h)
Lehman Brothers Holdings, Inc.
5.00%                                      01/14/11                        150,000                                145,276 (h)
Lyondell Chemical Co. (Series A)
9.63%                                      05/01/07                        144,000                                146,160 (h)
MacDermid, Inc.
9.13%                                      07/15/11                        219,000                                228,855 (h)
Marsh & McLennan Companies, Inc.
5.15%                                      09/15/10                        158,000                                153,293 (h)
Meritage Homes Corp.
6.25%                                      03/15/15                        242,000                                203,885 (h)
Merrill Lynch & Company, Inc.
6.05%                                      05/16/16                        100,000                                 99,344
MGM Mirage
5.88%                                      02/27/14                        245,000                                219,581 (h)
Midamerican Energy Holdings Co.
3.50%                                      05/15/08                        107,000                                103,085 (h)
6.13%                                      04/01/36                         45,000                                 42,414 (b,h)
Mohegan Tribal Gaming Authority
8.00%                                      04/01/12                        140,000                                142,275 (h)
Morgan Stanley
5.30%                                      03/01/13                        100,000                                 96,253 (h)
Motorola, Inc.
4.61%                                      11/16/07                         39,750                                 39,178 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                      07/25/49                        100,000                                 96,316 (h,i)
National Power Corp.
9.44%                                      08/23/11                         52,000                                 56,292 (b,h,i)
NB Capital Trust IV
8.25%                                      04/15/27                         70,000                                 73,295 (h)
Nelnet, Inc.
5.13%                                      06/01/10                         94,000                                 89,810 (h)
New Cingular Wireless Services Inc.
8.75%                                      03/01/31                        171,000                                208,547 (h)
News America, Inc.
7.25%                                      05/18/18                         38,000                                 40,270 (h)
Nextel Communications, Inc. (Series E)
6.88%                                      10/31/13                        129,000                                130,979 (h)
Norfolk Southern Corp.
6.00%                                      04/30/08                         20,000                                 20,088 (h)
Norfolk Southern Railway Co.
9.75%                                      06/15/20                         32,000                                 41,827 (h)
Northeast Utilities (Series B)
3.30%                                      06/01/08                         23,000                                 21,925 (h)
Northern States Power Co.
6.25%                                      06/01/36                         15,000                                 14,886
Northrop Grumman Corp.
4.08%                                      11/16/06                        104,400                                103,804 (h)
NorthWestern Corp.
5.88%                                      11/01/14                         82,000                                 80,337 (h)
Ocean Energy, Inc.
4.38%                                      10/01/07                         23,000                                 22,551 (h)
Ohio Power Co. (Series E)
6.60%                                      02/15/33                         18,000                                 18,097 (h)
Owens Brockway Glass Container Inc.
6.75%                                      12/01/14                         50,000                                 46,375 (h)
Pacific Gas & Electric Co.
6.05%                                      03/01/34                         36,000                                 33,990 (h)
PanAmSat Corp.
9.00%                                      08/15/14                        163,000                                165,445 (h)
Pemex Finance Ltd.
9.03%                                      02/15/11                         21,850                                 23,280 (h)
9.69%                                      08/15/09                         62,400                                 65,953 (h)
Pemex Project Funding Master Trust
6.13%                                      08/15/08                        107,000                                106,822 (h)
7.38%                                      12/15/14                        416,000                                432,819 (h)
Pepco Holdings, Inc.
5.50%                                      08/15/07                         49,000                                 48,985 (h)
5.86%                                      06/01/10                         42,000                                 42,111 (h,i)
Pioneer Natural Resources Co.
6.88%                                      05/01/18                        105,000                                101,179
Plains All American Pipeline LP
6.70%                                      05/15/36                         30,000                                 29,442 (b)
Potomac Edison Co.
5.35%                                      11/15/14                         15,000                                 14,328 (h)
Procter & Gamble - Esop (Series A)
9.36%                                      01/01/21                         35,000                                 42,513 (h)
Puget Energy, Inc.
3.36%                                      06/01/08                         13,000                                 12,403 (h)
5.48%                                      06/01/35                         52,000                                 45,165 (h)
Quest Diagnostics Inc.
6.75%                                      07/12/06                         40,000                                 40,006 (h)
Qwest Corp.
7.63%                                      06/15/15                        172,000                                169,850 (h)
Rabobank Capital Funding II
5.26%                                      12/31/49                         97,000                                 91,012 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                      12/29/49                         20,000                                 18,322 (b,i)
Reader's Digest Assoc, Inc.
6.50%                                      03/01/11                        155,000                                149,575
Reckson Operating Partnership LP (REIT)
5.88%                                      08/15/14                         20,000                                 19,354 (h)
Residential Capital Corp.
6.13%                                      11/21/08                        251,000                                247,662 (h)
6.90%                                      04/17/09                         45,000                                 44,998 (b,i)
Resona Bank Ltd.
5.85%                                      09/29/49                        100,000                                 93,037 (b)
Rogers Cable Inc.
5.50%                                      03/15/14                        130,000                                115,375 (h)
Rouse Company LP/TRC Co-Issuer Inc. (REIT)
6.75%                                      05/01/13                         60,000                                 58,434 (b)
Safeco Capital Trust I (Series B)
8.07%                                      07/15/37                         35,000                                 36,889
Simon Property Group LP (REIT)
4.60%                                      06/15/10                         52,000                                 49,833 (h)
4.88%                                      08/15/10                        125,000                                120,457 (h)
Smith International, Inc.
6.00%                                      06/15/16                         25,000                                 24,778
Southern Copper Corp.
7.50%                                      07/27/35                        100,000                                 94,963
SouthTrust Bank
7.00%                                      11/15/08                          5,000                                  5,094 (h)
Sprint Capital Corp.
6.00%                                      01/15/07                        134,000                                134,180 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                      12/03/14                         30,000                                 28,545 (i)
Stewart Enterprises, Inc.
6.25%                                      02/15/13                        173,000                                157,646
Tampa Electric Co.
6.55%                                      05/15/36                         15,000                                 14,909
Telefonos de Mexico S.A. de C.V.
4.50%                                      11/19/08                         92,000                                 88,625 (h)
TELUS Corp.
7.50%                                      06/01/07                         98,000                                 99,448 (h)
Tesoro Corp.
6.25%                                      11/01/12                         36,000                                 34,200 (b,h)
The Kroger Co.
6.80%                                      12/15/18                         52,000                                 52,265 (h)
Thomson Corp.
5.50%                                      08/15/35                         47,000                                 40,637 (h)
Time Warner Entertainment Co.
8.38%                                      03/15/23 - 07/15/33              91,000                                102,692 (h)
Time Warner, Inc.
6.88%                                      05/01/12                          4,000                                  4,130 (h)
TuranAlem Finance BV
7.75%                                      04/25/13                        100,000                                 97,125 (b,h)
TXU Electric Delivery Co.
5.00%                                      09/01/07                         48,000                                 47,478 (h)
6.38%                                      05/01/12                         28,000                                 28,290 (h)
Tyson Foods, Inc.
7.25%                                      10/01/06                          9,000                                  9,027 (h)
8.25%                                      10/01/11                         60,000                                 63,673
United Overseas Bank Ltd.
4.50%                                      07/02/13                        100,000                                 90,375 (b,h)
United Utilities PLC
6.45%                                      04/01/08                         42,000                                 42,420 (h)
Valero Energy Corp.
3.50%                                      04/01/09                         26,000                                 24,480 (h)
Verizon Pennsylvania Inc.
8.75%                                      08/15/31                         52,000                                 58,979 (h)
Viacom, Inc.
5.63%                                      05/01/07                         15,000                                 14,984 (h)
VTB Capital S.A.
6.17%                                      09/21/07                        100,000                                100,195 (b,h,i)
Wells Fargo & Co.
5.25%                                      12/01/07                         36,000                                 35,823 (h)
Westar Energy, Inc.
5.15%                                      01/01/17                         29,000                                 26,533 (h)
7.13%                                      08/01/09                         26,000                                 26,755 (h)
Westfield Capital Corporation Limited
4.38%                                      11/15/10                         66,000                                 62,274 (b,h)
Weyerhaeuser Co.
6.13%                                      03/15/07                         13,000                                 13,007 (h)
Williams Partners LP
7.50%                                      06/15/11                        145,000                                145,363 (b)
Wisconsin Electric Power
3.50%                                      12/01/07                         25,000                                 24,316 (h)
                                                                                                               13,425,381

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Banc of America Funding Corp.
5.75%                                      03/20/36                         67,881                                 66,500 (h,i)
5.88%                                      02/20/36                        135,777                                133,697 (h,i)
Banc of America Mortgage Securities
(Class B)
5.39%                                      01/25/36                         67,833                                 65,118 (h,i)
Bank of America Alternative Loan Trust
6.50%                                      07/25/35                        120,399                                120,220 (h)
Bear Stearns Commercial Mortgage
Securities
5.63%                                      04/12/38                        600,000                                583,018 (h,i)
6.02%                                      02/14/31                         54,000                                 54,318 (h)
Bear Stearns Commercial Mortgage
Securities (Class A)
5.63%                                      04/12/38                      1,200,000                              1,181,704 (h,i)
CalSTRS Trust
4.13%                                      11/20/12                         60,000                                 58,779 (b,h)
Countrywide Alternative Loan Trust
6.00%                                      03/25/36                         40,000                                 33,565
Countrywide Alternative Loan Trust
(Class B)
6.00%                                      05/25/36                         24,968                                 21,739
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                      12/25/35                         43,679                                 40,954 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                      02/25/36                         24,894                                 23,420 (h,i)
Crusade Global Trust (Class A)
5.59%                                      09/18/34                         15,872                                 15,901 (h,i)
CS First Boston Mortgage Securities Corp.
5.33%                                      10/25/35                         29,827                                 27,483 (h,i)
5.63%                                      07/15/37                        468,420                                 13,609 (b,d,h,i)
DLJ Commercial Mortgage Corp.
6.24%                                      11/12/31                        143,600                                144,925 (h)
First Union-Lehman Brothers-Bank
of America
6.56%                                      11/18/35                         15,163                                 15,321 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                      05/15/35                        183,684                                185,801 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
5.60%                                      12/10/41                        819,679                                 19,973 (d,h,i)
Greenwich Capital Commercial Funding
Corp.
5.12%                                      04/10/37                         35,182                                 34,367 (h)
Impac CMB Trust (Class A)
6.08%                                      12/25/33                         30,088                                 30,096 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                      01/25/36                        135,919                                129,065 (h,i)
Indymac INDA Mortgage Loan Trust
(Class B)
5.16%                                      01/25/36                        135,919                                131,844 (h,i)
Indymac Index Mortgage Loan Trust
5.41%                                      06/25/35                         75,605                                 73,411 (h,i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
6.47%                                      11/15/35                         25,489                                 26,245 (h)
JPMorgan Mortgage Trust
5.41%                                      11/25/35                        110,808                                107,261 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                      09/15/27                         56,722                                 54,314 (h,i)
4.51%                                      12/15/29                         29,797                                 28,093 (h)
5.36%                                      03/15/34                        141,644                                  2,187 (b,d,h,i)
5.53%                                      03/15/32                        600,000                                594,905 (h)
5.58%                                      01/18/12                        628,152                                 18,775 (d,h,i)
5.66%                                      03/15/39                        600,000                                590,457 (h,i)
5.72%                                      03/15/39                        600,000                                589,730 (h,i)
7.61%                                      02/15/40                        499,547                                 10,480 (b,d,h,i)
8.21%                                      03/15/36                        517,610                                 14,416 (b,d,h,i)
LB-UBS Commercial Mortgage Trust
(Class X)
7.88%                                      12/15/39                        450,860                                  7,850 (b,d,h,i)
Master Alternative Loans Trust
6.50%                                      08/25/34 - 05/25/35             155,069                                154,747 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                      01/25/35                         64,982                                 64,982 (h)
MLCC Mortgage Investors, Inc.
5.40%                                      02/25/36                         49,997                                 48,506 (h,i)
Morgan Stanley Capital I
7.11%                                      04/15/33                         42,721                                 44,210 (h)
Morgan Stanley Dean Witter Capital I
5.03%                                      04/15/34                        126,778                                  2,526 (b,d,h,i)
5.20%                                      10/15/35                        195,570                                  3,724 (b,d,h,i)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                      10/15/35                         32,669                                 33,558 (h)
6.54%                                      02/15/31                         23,021                                 23,391 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                      03/15/30                         88,314                                 89,485 (h)
Puma Finance Ltd. (Class A)
5.22%                                      10/11/34                         24,980                                 25,022 (h,i)
5.62%                                      03/25/34                         20,502                                 20,526 (h,i)
Residential Accredit Loans, Inc.
6.00%                                      01/25/36                        338,686                                320,818 (h)
Residential Asset Securitization Trust
6.00%                                      01/25/46                         19,926                                 16,993
Residential Asset Securitization Trust
(Class A)
5.50%                                      05/25/35                        200,167                                200,274 (h,i)
Structured Asset Securities Corp.
(Class X)
2.06%                                      02/25/28                         35,511                                  1,842 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                      03/15/45                         29,000                                 28,668 (h)
Wells Fargo Mortgage Backed Securities
Trust
5.00%                                      11/25/20                        130,978                                126,951 (h)
5.50%                                      01/25/36 - 03/25/36             379,030                                349,848 (h)
                                                                                                                6,805,612

SOVEREIGN BONDS - 0.1%
Government of Argentina
4.89%                                      08/03/12                         40,000                                 33,280 (i)
8.28%                                      12/31/33                         44,500                                 39,611
Government of Bahamas
6.63%                                      05/15/33                         19,000                                 20,310 (b,h)
Government of Brazil
12.50%                                     01/05/16                        250,000                                112,914
Government of Peru
8.38%                                      05/03/16                         40,000                                 43,200
Government of Turkey
7.25%                                      03/15/15                         25,000                                 23,469
Province of Quebec Canada
5.00%                                      07/17/09                         60,000                                 59,134 (h)
                                                                                                                  331,918

TOTAL BONDS AND NOTES                                                                                          72,206,250
 (COST $73,509,047)

                                                                            NUMBER OF
                                                                             SHARES                                VALUE
----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.2%
----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                           24,200                                781,176 (j,o)
Industrial Select Sector SPDR Fund                                          92,807                              3,136,877 (j,o)

TOTAL EXCHANGE TRADED FUNDS                                                                                     3,918,053
(COST $3,595,016)

                                                                              NUMBER OF
                                                                              CONTRACTS                      VALUE
----------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
----------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                             10                           $         63
(COST $403)

TOTAL INVESTMENTS IN SECURITIES                                                                               310,874,033
(COST $305,310,076)

                                                                              NUMBER OF
                                                                               SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.2%
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.4%
GEI Short Term Investment Fund
6.93%                                                                        10,911,446                      $ 10,911,446 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 5.8%
State Street Navigator Securities Lending
Prime Portfolio
5.25%                                                                        18,535,005                        18,535,005 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   29,446,451
(COST $29,446,451)

TOTAL INVESTMENTS                                                                                             340,320,484
(COST $334,756,527)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (6.0)%                                                           (19,258,295)

                                                                                                            -------------
NET ASSETS  - 100.0%                                                                                        $ 321,062,189
                                                                                                            =============


----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following written option contracts open at June 30 2006 (unaudited):

                                                                   EXPIRATION DATE/         NUMBER OF
                CALL OPTIONS                                        STRIKE PRICE            CONTRACTS              VALUE
----------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                                July 06 /95.00              10                 $ (63)
 (Written Option Premium $98)

The GE Institutional Strategic Investment Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                      NUMBER OF           CURRENT                 UNREALIZED
               DESCRIPTION                    EXPIRATION DATE         CONTRACTS        NOTIONAL VALUE            DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                            September 2006            5              $ 1,180,250                 $ 236
U.S. Treasury Notes 10Yr. Futures              September 2006            5                  524,297                (3,686)
S&P 500 Index Futures                          September 2006            7                2,240,875                    --
                                                                                                                 --------
                                                                                                                 $ (3,450)
                                                                                                                 ========

GE INSTITUTIONAL INCOME FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                 AMOUNT                                VALUE
Bonds and Notes - 93.5%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 30.7%
U.S. Treasury Bonds
4.50%                                      02/15/36                        $ 2,256,000                       $ 2,023,339 (j)
5.38%                                      02/15/31                            630,000                           641,126 (j)
7.13%                                      02/15/23                          4,419,000                         5,287,731 (j)
8.13%                                      08/15/19 - 08/15/21               2,729,000                         3,474,663 (h,j)
U.S. Treasury Notes
4.13%                                      08/15/08                            293,000                           287,254 (j)
4.88%                                      04/30/08 - 05/31/11              47,965,000                        47,580,706 (j)
5.13%                                      05/15/16                         27,925,000                        27,894,561 (j)
                                                                                                              87,189,380

FEDERAL AGENCIES - 1.2%
Federal Farm Credit Bank
3.75%                                      01/15/09                          1,511,000                         1,451,620 (h)
Federal Home Loan Mortgage Corp.
4.75%                                      12/08/10                          2,048,000                         1,986,895 (h)
                                                                                                               3,438,515

AGENCY MORTGAGE BACKED - 20.1%
Federal Home Loan Mortgage Corp.
4.50%                                      06/01/33 - 02/01/35                 677,503                           614,746 (h)
5.00%                                      07/01/35 - 10/01/35               1,636,528                         1,529,725 (h)
5.50%                                      05/01/20                            182,043                           178,551 (h)
6.00%                                      04/01/17 - 05/01/35               2,183,334                         2,165,239 (h)
6.50%                                      01/01/27 - 12/01/34               1,863,051                         1,878,191 (h)
7.00%                                      10/01/16 - 02/01/35                 358,864                           367,776 (h)
7.50%                                      01/01/08 - 09/01/33                  91,940                            94,701 (h)
8.00%                                      11/01/30                             56,907                            60,157 (h)
8.50%                                      04/01/30 - 05/01/30                 102,047                           109,465 (h)
9.00%                                      12/01/16                              6,618                             7,063 (h)
9.50%                                      04/01/21                                543                               587 (h)
4.50%                                      TBA                                 202,000                           183,126 (c)
Federal National Mortgage Assoc.
4.00%                                      05/01/19 - 06/01/19                 685,384                           632,930 (h)
4.50%                                      05/01/18 - 02/01/35               4,720,237                         4,420,938 (h)
5.00%                                      06/01/20 - 08/01/35               3,057,911                         2,882,175 (h)
5.50%                                      03/01/14 - 04/01/36               2,639,771                         2,578,940 (h)
5.50%                                      10/01/24                            132,095                           129,378 (h,i)
6.00%                                      02/01/14 - 08/01/35               6,325,733                         6,239,687 (h)
6.50%                                      07/01/17 - 02/01/35               4,969,612                         5,005,285 (h)
7.00%                                      08/01/13 - 05/01/35               1,728,295                         1,770,129 (h)
7.50%                                      12/01/09 - 03/01/34                 792,746                           819,353 (h)
8.00%                                      12/01/12 - 11/01/33                 371,910                           391,183 (h)
8.50%                                      05/01/31                             16,798                            17,813 (h)
9.00%                                      06/01/09 - 12/01/22                 110,312                           115,556 (h)
4.50%                                      TBA                                 152,000                           137,703 (c)
5.00%                                      TBA                                 106,000                           102,058 (c)
5.50%                                      TBA                               2,479,000                         2,380,613 (c)
6.00%                                      TBA                              11,825,000                        11,797,354 (c)
6.50%                                      TBA                               4,598,000                         4,620,990 (c)
Government National Mortgage Assoc.
4.50%                                      08/15/33 - 09/15/34               1,294,897                         1,190,021 (h)
5.00%                                      08/15/33                            236,624                           224,488
6.00%                                      04/15/27 - 06/15/35               1,052,703                         1,045,764
6.50%                                      04/15/19 - 08/15/34                 611,141                           619,107
7.00%                                      03/15/12 - 06/15/34                 154,207                           158,014
7.50%                                      01/15/23 - 10/15/33                 122,677                           127,418
8.00%                                      02/15/30 - 09/15/30                   2,964                             3,145
8.50%                                      10/15/17                             25,054                            26,706
9.00%                                      11/15/16 - 12/15/21                 143,070                           155,106
5.50%                                      TBA                               2,255,000                         2,185,235 (c)
                                                                                                              56,966,416

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Collateralized Mortgage Obligation
Trust (Class B)
5.16%                                      11/01/18                              2,737                             2,346 (d,f,h)
Federal Home Loan Mortgage Corp.
1.45%                                      10/15/18                            966,145                            37,575 (g,h,i)
1.95%                                      12/15/30                          2,138,465                            95,563 (g,h,i)
3.33%                                      10/15/33                            373,840                           260,888 (i)
4.11%                                      12/15/33                            231,580                           171,985 (i)
4.50%                                      04/15/13 - 03/15/19               1,828,159                           182,507 (g)
4.50%                                      05/15/17 - 11/15/19                 765,600                           702,488
5.00%                                      01/15/11 - 08/01/35              11,816,228                         2,328,726 (g,h)
5.00%                                      05/15/20 - 02/15/35               5,139,780                         4,587,210 (h)
5.32%                                      06/15/33                            770,920                           695,225 (i)
5.50%                                      10/15/34                            543,619                           536,964
5.50%                                      04/15/17 - 06/15/33                 951,976                           190,992 (g)
7.50%                                      01/15/16                             92,481                            95,201
7.50%                                      07/15/27                             28,734                             6,268 (g,h)
8.00%                                      04/15/20                                920                               918 (h)
8.00%                                      02/01/23 - 07/01/24                  27,595                             6,134 (g,h)
10.44%                                     09/25/43                          3,289,617                            43,758 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
5.30%                                      08/01/27                              6,272                             5,049 (d,f,h)
Federal National Mortgage Assoc.
1.18%                                      12/25/42                            789,555                            17,765 (g,h,i)
1.68%                                      10/25/29                            726,081                            33,671 (g,h,i)
1.78%                                      12/25/30                          1,064,722                            42,171 (g,h,i)
2.18%                                      05/25/18                          1,023,626                            56,197 (g,h,i)
2.28%                                      09/25/42                          2,128,929                           137,715 (g,h,i)
2.33%                                      04/25/17 - 10/25/17               1,598,182                            81,363 (g,h,i)
2.38%                                      08/25/16                            500,080                            21,203 (g,h,i)
2.78%                                      06/25/42                            656,196                            33,983 (g,h,i)
3.56%                                      09/25/31                            483,087                           412,492 (h,i)
4.00%                                      02/25/28                             50,727                            49,193 (h)
4.50%                                      05/25/18                            336,595                            34,185 (g,h)
4.50%                                      12/25/19                            287,100                           253,949 (h)
4.75%                                      11/25/14                            198,934                            14,338 (g,h)
5.00%                                      02/25/11 - 02/25/32                 423,462                            41,737 (g,h)
5.00%                                      03/25/35                            382,800                           338,845 (h)
5.50%                                      07/25/34 - 02/25/35               1,149,813                         1,134,970 (h)
5.75%                                      02/25/35                            574,200                           569,487 (h)
6.00%                                      12/25/34                            364,700                           357,979 (h)
6.50%                                      12/25/34                            259,941                           262,202 (h)
8.00%                                      07/25/14                            261,143                           265,284 (h)
Federal National Mortgage Assoc. (Class 1)
5.27%                                      11/01/34                          1,186,965                           825,720 (d,f,h)
Federal National Mortgage Assoc. (Class S)
1.78%                                      02/25/31                            704,955                            27,138 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                      11/25/13                            721,097                            31,655 (g,h)
4.90%                                      03/25/31                            707,642                           658,892 (h,i)
5.00%                                      10/25/22                            320,060                            56,275 (g,h)
Federal National Mortgage Assoc. REMIC
(Class B)
5.39%                                      12/25/22                              1,952                             1,580 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class J)
1080.91%                                   03/25/22                                 27                               417 (g,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                   05/25/22                                 32                             1,009 (g,h)
Federal National Mortgage Assoc. STRIPS
(Class 2)
7.50%                                      11/01/23                            150,224                            39,668 (g,h)
8.00%                                      08/01/23 - 07/01/24                  56,552                            12,934 (g,h)
8.50%                                      03/01/17 - 07/25/22                   6,262                             1,381 (g,h)
9.00%                                      05/25/22                              1,965                               498 (g,h)
Government National Mortgage Assoc.
5.00%                                      02/16/34                            310,460                           277,378 (h)
Vendee Mortgage Trust
16.44%                                     05/15/33                          2,248,219                            70,257 (d,g,h,i)
                                                                                                              16,113,328

ASSET BACKED - 3.5%
Accredited Mortgage Loan Trust (Class A)
5.62%                                      07/25/34                            117,188                           117,583 (h,i)
Bank One Issuance Trust
3.59%                                      05/17/10                            121,740                           118,969 (h)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.69%                                      01/25/34                             85,840                            86,082 (h,i)
BMW Vehicle Owner Trust (Class B)
2.93%                                      03/25/09                            261,000                           259,935 (h)
Capital One Master Trust (Class C)
6.70%                                      06/15/11                            304,000                           309,937 (b,h)
Carmax Auto Owner Trust
4.35%                                      03/15/10                            301,000                           294,022 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.57%                                      03/25/32                             74,353                            74,384 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                      04/07/10                            339,000                           331,198 (h)
CNH Equipment Trust (Class A)
5.36%                                      12/15/10                            251,970                           252,361 (b,h,i)
Countrywide Asset-Backed Certificates
(Class A)
5.59%                                      05/25/36                             90,003                            90,135 (h,i)
5.88%                                      08/25/32                             16,019                            16,021 (h,i)
Countrywide Home Equity Loan Trust
(Class A)
5.43%                                      07/15/27                             83,033                            83,034 (h,i)
First Franklin Mtg Loan Asset Backed
Certificates
5.60%                                      01/25/35                            110,012                           110,177 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.52%                                      01/20/33                            267,599                           267,927 (h,i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.24%                                      07/15/09                          2,700,000                         2,698,056 (i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                      10/15/10                            327,588                           318,909
Household Automotive Trust (Class A)
5.55%                                      07/17/09                            283,437                           283,414 (h,i)
Metris Master Trust (Class A)
5.42%                                      10/20/10                          2,000,000                         2,000,720 (i)
Mid-State Trust
7.54%                                      07/01/35                              6,833                             6,979 (h)
Peco Energy Transition Trust
6.52%                                      12/31/10                            238,000                           245,460 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                      03/25/34                             44,175                            44,206 (h,i)
5.65%                                      12/25/33                            105,723                           105,989 (h,i)
Residential Asset Securities Corp.
5.57%                                      07/25/32                             37,696                            37,704 (h,i)
Residential Asset Securities Corp.
(Class A)
4.16%                                      07/25/30                            221,468                           218,051 (h,i)
5.59%                                      04/25/32                            149,917                           149,940 (h,i)
5.61%                                      06/25/33                             36,099                            36,125 (h,i)
5.69%                                      01/25/33                            151,699                           151,825 (h,i)
SLM Student Loan Trust (Class A)
5.38%                                      06/15/18                            427,113                           427,424 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                      10/20/10                            201,000                           197,186
Wachovia Asset Securitization Inc.
(Class A)
5.54%                                      06/25/34                            291,078                           291,376 (h,i)
Wells Fargo Home Equity Trust
3.97%                                      09/25/24                            155,000                           153,115 (h,i)
                                                                                                               9,778,244

CORPORATE NOTES - 23.0%
Abbey National PLC
7.95%                                      10/26/29                            370,000                           438,126 (h)
Abbott Laboratories
5.88%                                      05/15/16                            445,000                           440,912 (h)
AIG SunAmerica Global Financing VII
5.85%                                      08/01/08                            305,000                           306,087 (b,h)
Air Jamaica Ltd.
9.38%                                      07/08/15                            405,000                           408,038 (b,h)
Allegiance Corp.
7.00%                                      10/15/26                            225,000                           229,133 (h)
Allied Waste North America
7.25%                                      03/15/15                            809,000                           772,595 (h)
Allstate Life Global Funding Trusts
3.85%                                      01/25/08                            299,000                           290,842 (h)
Alltel Corp.
4.66%                                      05/17/07                            511,800                           508,029
Altria Group, Inc.
7.20%                                      02/01/07                            194,000                           194,980 (h)
American Electric Power Company, Inc.
4.71%                                      08/16/07                             74,500                            73,588 (h,k)
American Electric Power Company, Inc.
(Series D)
5.25%                                      06/01/15                            289,000                           270,611 (h)
American General Corp.
7.50%                                      08/11/10                            212,000                           224,293 (h)
Appalachian Power Co. (Series G)
3.60%                                      05/15/08                            181,000                           174,061 (h)
Appalachian Power Co. (Series K)
5.00%                                      06/01/17                            250,000                           223,909 (h)
Archer-Daniels-Midland Co.
7.00%                                      02/01/31                            250,000                           271,186 (h)
Assurant, Inc.
6.75%                                      02/15/34                            353,000                           346,639 (h)
AT&T, Inc.
4.13%                                      09/15/09                            500,000                           475,357 (h)
5.63%                                      06/15/16                            580,000                           551,414 (h)
5.88%                                      08/15/12                            250,000                           247,663 (h)
BAC CAP TRUST V
5.63%                                      03/08/35                            376,000                           327,052 (h)
Banco BMG S.A.
9.15%                                      01/15/16                            200,000                           196,000 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                      02/17/14                            500,000                           493,125 (b,h,i)
Banco Santander Chile
5.38%                                      12/09/14                            381,000                           362,294 (b,h)
BellSouth Corp.
6.55%                                      06/15/34                            356,000                           338,699 (h)
BJ Services Co.
5.75%                                      06/01/11                            290,000                           287,201
BNP US Funding LLC (Series A)
7.74%                                      12/31/49                            174,000                           178,239 (b,h,i)
Boyd Gaming Corp.
7.13%                                      02/01/16                            385,000                           372,006 (h)
BRE Properties Inc. (REIT)
5.95%                                      03/15/07                            350,000                           350,414 (h)
British Aerospace Finance, Inc.
7.50%                                      07/01/27                            243,000                           263,321 (b,h)
British Telecommunications PLC
8.38%                                      12/15/10                            115,000                           126,199
Burlington Northern Santa Fe Corp.
8.13%                                      04/15/20                            550,000                           648,732 (h)
Campbell Soup Co.
5.50%                                      03/15/07                            292,000                           291,818 (h)
Capital One Bank
6.50%                                      06/13/13                            139,000                           141,803 (h)
Capital One Financial Corp.
8.75%                                      02/01/07                            378,000                           384,152 (h)
Carolina Power & Light Co.
5.15%                                      04/01/15                            179,000                           168,534 (h)
5.70%                                      04/01/35                             92,000                            83,362 (h)
6.13%                                      09/15/33                            241,000                           231,915 (h)
CCSA Finance Ltd.
7.88%                                      05/17/16                            155,000                           146,475 (b)
Clear Channel Communications, Inc.
4.63%                                      01/15/08                            229,000                           223,996 (h)
Comcast Cable Communications Holdings, Inc.
9.46%                                      11/15/22                            117,000                           144,503 (h)
Commonwealth Bank of Australia
6.02%                                      03/29/49                            280,000                           266,697 (b)
Consolidated Edison Company of New York
5.63%                                      07/01/12                            170,000                           168,609 (h)
Consolidated Natural Gas Co.
5.38%                                      11/01/06                            371,000                           370,460 (h)
Consumers Energy Co.
5.15%                                      02/15/17                            238,000                           216,015 (h)
5.80%                                      09/15/35                            250,000                           224,251 (h)
Corp Interamericana de Entretenimiento S.A.
8.88%                                      06/14/15                            333,000                           316,350 (b,h)
Cosan S.A. Industria e Comercio
8.25%                                      02/28/49                            240,000                           216,000 (b,h)
Cosipa Commercial Ltd.
8.25%                                      06/14/16                            200,000                           201,000 (b)
Countrywide Home Loans, Inc.
5.63%                                      05/15/07                            317,000                           316,635 (h)
COX Communications, Inc.
5.45%                                      12/15/14                            376,000                           348,572 (h)
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                      11/15/15                            965,000                           950,525 (b,h)
CSX Transportation, Inc.
9.75%                                      06/15/20                            146,000                           189,238 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                      06/04/08                            250,000                           242,083 (h)
4.75%                                      01/15/08                            250,000                           245,956 (h)
DBS Bank Ltd.
5.00%                                      11/15/19                            443,000                           403,589 (b,h,i)
Detroit Edison Co. (Series B)
5.45%                                      02/15/35                            401,000                           342,956 (h)
Deutsche Bank Capital Funding Trust VII
5.63%                                      01/19/49                            161,000                           149,108 (b,h,i)
Deutsche Telekom International Finance BV
3.88%                                      07/22/08                            470,000                           453,258 (h)
Dominion Resources, Inc.
5.69%                                      05/15/08                            371,400                           370,248 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                      02/15/08                            333,000                           325,250 (h)
Dominion Resources, Inc. (Series G)
3.66%                                      11/15/06                            367,450                           364,697 (h,k)
Duke Capital LLC
4.33%                                      11/16/06                            163,150                           162,436 (h)
5.67%                                      08/15/14                            404,000                           388,214 (h)
8.00%                                      10/01/19                             28,000                            31,586 (h)
Echostar DBS Corp.
5.75%                                      10/01/08                            366,000                           357,765 (h)
7.13%                                      02/01/16                            696,000                           669,900 (b,h)
El Paso Electric Co.
6.00%                                      05/15/35                            378,000                           340,121 (h)
Enterprise Products Operating LP
4.00%                                      10/15/07                            680,000                           661,626 (h)
EOP Operating LP
7.00%                                      07/15/11                            500,000                           520,158 (h)
EOP Operating LP (REIT)
7.75%                                      11/15/07                            382,000                           391,484 (h)
FirstEnergy Corp. (Series B)
6.45%                                      11/15/11                            340,000                           345,957 (h)
Forest Oil Corp.
8.00%                                      06/15/08                            655,000                           668,919
FPL Group Capital, Inc. (Series B)
5.55%                                      02/16/08                            500,400                           498,604 (h)
Freescale Semiconductor Inc.
7.13%                                      07/15/14                            760,000                           767,600
General Mills, Inc.
3.88%                                      11/30/07                             81,000                            78,970 (h)
Georgia Power Co.
4.88%                                      07/15/07                            386,000                           383,690 (h)
Goodrich Corp.
7.10%                                      11/15/27                            200,000                           210,164 (h)
Greater Bay Bancorp
5.25%                                      03/31/08                            515,000                           508,803 (h)
Grupo Gigante S.A. de C.V.
8.75%                                      04/13/16                             75,000                            70,500 (b,j)
Grupo Televisa S.A.
6.63%                                      03/18/25                            195,000                           182,110
GS Caltex Corp.
5.50%                                      10/15/15                            384,000                           360,344 (b,h)
GTE Corp.
6.94%                                      04/15/28                            384,000                           379,446 (h)
7.51%                                      04/01/09                            250,000                           259,852 (h)
Halliburton Co.
8.75%                                      02/15/21                            533,000                           653,558 (h)
HJ Heinz Finance Co.
6.75%                                      03/15/32                            200,000                           196,480
Hopson Development Holdings Ltd.
8.13%                                      11/09/12                            250,000                           248,750 (b,h)
HSBC Bank USA NA
3.88%                                      09/15/09                            605,000                           573,526 (h)
HSBC Capital Funding LP
4.61%                                      12/29/49                            368,000                           330,628 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                      12/31/49                            162,000                           181,543 (b,h,i)
HSBC Finance Corp.
6.50%                                      11/15/08                            528,000                           537,667 (h)
IBM Canada Credit Services Co.
3.75%                                      11/30/07                            212,000                           205,752 (b,h)
ING Capital Funding TR III
8.44%                                      12/29/49                            318,000                           346,759 (h,i)
ING Groep N.V.
5.78%                                      12/29/49                            540,000                           505,865 (h,i)
International Business Machines Corp.
3.80%                                      02/01/08                            250,000                           243,619 (h)
iStar Financial, Inc.
4.88%                                      01/15/09                            128,000                           125,002 (h)
7.00%                                      03/15/08                            170,000                           172,698 (h)
Kansas Gas & Electric
5.65%                                      03/29/21                            198,000                           185,353 (h)
Kimco Realty Corp. (REIT)
4.82%                                      06/01/14                            250,000                           228,871 (h)
Kinder Morgan Energy Partners LP
5.13%                                      11/15/14                            295,000                           269,308 (h)
Kraft Foods, Inc.
5.25%                                      06/01/07                            256,000                           254,763 (h)
L-3 Communications Corp.
6.38%                                      10/15/15                            300,000                           286,500 (h)
Laboratory Corp of America Holdings
5.63%                                      12/15/15                            250,000                           238,989 (h)
Lyondell Chemical Co. (Series A)
9.63%                                      05/01/07                            664,000                           673,960 (h)
MacDermid, Inc.
9.13%                                      07/15/11                            989,000                         1,033,505 (h)
Marsh & McLennan Companies, Inc.
5.15%                                      09/15/10                            382,000                           370,621 (h)
5.19%                                      07/13/07                          1,000,000                           999,361 (h,i)
Meritage Homes Corp.
6.25%                                      03/15/15                          1,117,000                           941,073 (h)
Merrill Lynch & Company, Inc.
6.05%                                      05/16/16                            330,000                           327,835
MGM Mirage
5.88%                                      02/27/14                          1,150,000                         1,030,688 (h)
Midamerican Energy Holdings Co.
3.50%                                      05/15/08                            357,000                           343,937 (h)
6.13%                                      04/01/36                            245,000                           230,919 (b,h)
Mohegan Tribal Gaming Authority
8.00%                                      04/01/12                            646,000                           656,498 (h)
Morgan Stanley
5.30%                                      03/01/13                            200,000                           192,505 (h)
Motorola, Inc.
4.61%                                      11/16/07                            374,900                           369,504 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                      07/25/49                            245,000                           235,974 (h,i)
National Power Corp.
9.44%                                      08/23/11                            249,000                           269,552 (b,h,i)
NB Capital Trust IV
8.25%                                      04/15/27                            290,000                           303,650 (h)
Nelnet, Inc.
5.13%                                      06/01/10                            461,000                           440,453 (h)
New Cingular Wireless Services Inc.
8.75%                                      03/01/31                            417,000                           508,563 (h)
News America, Inc.
7.25%                                      05/18/18                            231,000                           244,802 (h)
Nextel Communications, Inc. (Series E)
6.88%                                      10/31/13                            629,000                           638,649 (h)
Norfolk Southern Corp.
6.00%                                      04/30/08                             55,000                            55,241 (h)
Norfolk Southern Railway Co.
9.75%                                      06/15/20                            261,000                           341,148 (h)
Northeast Utilities (Series B)
3.30%                                      06/01/08                            235,000                           224,019 (h)
Northern States Power Co.
6.25%                                      06/01/36                            115,000                           114,128
Northrop Grumman Corp.
4.08%                                      11/16/06                            231,900                           230,576 (h)
NorthWestern Corp.
5.88%                                      11/01/14                            412,000                           403,643 (h)
Ocean Energy, Inc.
4.38%                                      10/01/07                            141,000                           138,247 (h)
Ohio Power Co. (Series E)
6.60%                                      02/15/33                            121,000                           121,655 (h)
Owens Brockway Glass Container Inc.
6.75%                                      12/01/14                            320,000                           296,800 (h)
Pacific Bell
7.13%                                      03/15/26                            135,000                           139,022
Pacific Gas & Electric Co.
6.05%                                      03/01/34                            189,000                           178,448 (h)
PanAmSat Corp.
9.00%                                      08/15/14                            739,000                           750,085 (h)
Pemex Finance Ltd.
9.03%                                      02/15/11                            446,500                           475,714 (h)
9.69%                                      08/15/09                            559,000                           590,829 (h)
Pemex Project Funding Master Trust
6.13%                                      08/15/08                            650,000                           648,921 (h)
7.38%                                      12/15/14                            325,000                           338,140 (h,j)
Pepco Holdings, Inc.
5.50%                                      08/15/07                            386,000                           385,878 (h)
5.86%                                      06/01/10                            425,000                           426,119 (h,i)
Pioneer Natural Resources Co.
6.88%                                      05/01/18                            505,000                           486,621 (h)
Plains All American Pipeline LP
6.70%                                      05/15/36                            200,000                           196,283 (b)
Potomac Edison Co.
5.35%                                      11/15/14                            178,000                           170,028 (h)
Procter & Gamble - Esop (Series A)
9.36%                                      01/01/21                            625,000                           759,154 (h)
Puget Energy, Inc.
3.36%                                      06/01/08                            232,000                           221,340 (h)
5.48%                                      06/01/35                            250,000                           217,139 (h)
Quest Diagnostics Inc.
6.75%                                      07/12/06                            250,000                           250,039 (h)
Qwest Corp.
7.63%                                      06/15/15                            957,000                           945,038 (h)
Rabobank Capital Funding II
5.26%                                      12/31/49                            543,000                           509,478 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                      12/29/49                            190,000                           174,057 (b,i)
Reader's Digest Assoc, Inc.
6.50%                                      03/01/11                            760,000                           733,400
Reckson Operating Partnership LP (REIT)
5.88%                                      08/15/14                            218,000                           210,963 (h)
Residential Capital Corp.
6.13%                                      11/21/08                            988,000                           974,861 (h)
6.90%                                      04/17/09                            300,000                           299,984 (b,i)
Resona Bank Ltd.
5.85%                                      09/29/49                            300,000                           279,112 (b)
Rogers Cable Inc.
5.50%                                      03/15/14                            596,000                           528,950 (h)
Rouse Company LP/TRC Co-Issuer Inc. (REIT)
6.75%                                      05/01/13                            300,000                           292,172 (b)
RSHB Capital S.A.
7.18%                                      05/16/13                            250,000                           247,813 (b)
Safeco Capital Trust I (Series B)
8.07%                                      07/15/37                            230,000                           242,412
Simon Property Group LP (REIT)
4.60%                                      06/15/10                            257,000                           246,292 (h)
4.88%                                      08/15/10                            256,000                           246,697 (h)
Smith International, Inc.
6.00%                                      06/15/16                            195,000                           193,267
Southern Copper Corp.
7.50%                                      07/27/35                            245,000                           232,659
Sprint Capital Corp.
6.00%                                      01/15/07                            598,000                           598,802 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                      12/03/14                            220,000                           209,333 (i)
Stewart Enterprises, Inc.
6.25%                                      02/15/13                            803,000                           731,734
Tampa Electric Co.
6.55%                                      05/15/36                            100,000                            99,392
Telefonos de Mexico S.A. de C.V.
4.50%                                      11/19/08                            140,000                           134,863 (h)
8.75%                                      01/31/16                          2,700,000                           221,501
TELUS Corp.
7.50%                                      06/01/07                            414,000                           420,118 (h)
Tesoro Corp.
6.25%                                      11/01/12                            191,000                           181,450 (b,h)
The Kroger Co.
6.80%                                      12/15/18                            244,000                           245,242 (h)
Thomson Corp.
5.50%                                      08/15/35                            250,000                           216,154 (h)
Time Warner Entertainment Co.
8.38%                                      03/15/23                            200,000                           222,466
8.38%                                      07/15/33                            359,000                           406,755 (h)
Time Warner, Inc.
6.88%                                      05/01/12                             21,000                            21,684 (h)
TuranAlem Finance BV
7.75%                                      04/25/13                            145,000                           140,831 (b,h)
TXU Electric Delivery Co.
5.00%                                      09/01/07                            257,000                           254,206 (h)
6.38%                                      05/01/12                            111,000                           112,151 (h)
Tyson Foods, Inc.
7.25%                                      10/01/06                             17,000                            17,051 (h)
8.25%                                      10/01/11                            390,000                           413,872
United Overseas Bank Ltd.
4.50%                                      07/02/13                            395,000                           356,980 (b,h)
United Utilities PLC
6.45%                                      04/01/08                            297,000                           299,973 (h)
Valero Energy Corp.
3.50%                                      04/01/09                            410,000                           386,033 (h)
Verizon Pennsylvania Inc.
8.75%                                      08/15/31                            250,000                           283,551 (h)
Viacom, Inc.
5.63%                                      05/01/07                             43,000                            42,953 (h)
VTB Capital S.A.
6.17%                                      09/21/07                            510,000                           510,995 (b,h,i)
Wells Fargo & Co.
5.25%                                      12/01/07                             41,000                            40,798 (h)
Westar Energy, Inc.
5.15%                                      01/01/17                            165,000                           150,963 (h)
7.13%                                      08/01/09                            135,000                           138,922 (h)
Westfield Capital Corporation Limited
4.38%                                      11/15/10                            363,000                           342,505 (b,h)
Weyerhaeuser Co.
6.13%                                      03/15/07                            142,000                           142,075 (h)
Williams Partners LP
7.50%                                      06/15/11                            510,000                           511,275 (b)
Wisconsin Electric Power
3.50%                                      12/01/07                            298,000                           289,843 (h)
                                                                                                              65,385,572

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8%
Banc of America Funding Corp.
5.75%                                      03/20/36                            207,568                           203,345 (h,i)
5.88%                                      02/20/36                            345,997                           340,699 (h,i)
Banc of America Mortgage Securities
(Class B)
5.33%                                      10/25/35                            131,320                           123,082 (h,i)
5.39%                                      01/25/36                            216,033                           207,802 (h,i)
5.57%                                      02/25/36                            158,971                           154,177 (h,i)
Bank of America Alternative Loan Trust
6.50%                                      07/25/35                            310,875                           310,412 (h)
Bear Stearns Commercial Mortgage
Securities
5.58%                                      03/11/39                            171,604                           169,859 (h,i)
6.02%                                      02/14/31                            424,000                           426,499 (h)
CalSTRS Trust
4.13%                                      11/20/12                            687,000                           673,022 (b,h)
Countrywide Alternative Loan Trust
6.00%                                      03/25/36                            165,000                           138,457
Countrywide Alternative Loan Trust
(Class B)
6.00%                                      05/25/36                             94,878                            82,608
Countrywide Asset-Backed Certificates
5.60%                                      07/25/35                            552,000                           552,329 (h,i)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                      12/25/35                            193,576                           181,498 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                      02/25/36                             94,596                            88,995 (h,i)
Crusade Global Trust (Class A)
5.59%                                      09/18/34                             77,078                            77,222 (h,i)
CS First Boston Mortgage Securities Corp.
1.69%                                      03/15/35                          8,070,518                           332,258 (b,h,i)
5.33%                                      10/25/35                            193,870                           178,639 (h,i)
5.63%                                      07/15/37                          5,773,039                           167,719 (b,d,h,i)
6.13%                                      04/15/37                          1,285,560                         1,305,945 (h)
DLJ Commercial Mortgage Corp.
6.24%                                      11/12/31                            248,400                           250,692 (h)
First Union-Lehman Brothers-Bank of
America
6.56%                                      11/18/35                            302,986                           306,154 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                      05/15/35                          1,118,198                         1,131,087 (h)
6.47%                                      04/15/34                            204,404                           209,589 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.60%                                      12/10/41                          9,335,456                           227,475 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                      04/10/37                            448,472                           438,089 (h)
Homeside Mortgage Securities Trust
(Class A)
5.27%                                      01/20/27                            167,090                           167,039 (h,i)
Impac CMB Trust (Class A)
5.58%                                      10/25/35                            731,875                           732,266 (h,i)
6.08%                                      12/25/33                            167,033                           167,078 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                      01/25/36                            127,924                           121,473 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                      01/25/36                            127,924                           124,088 (h,i)
Indymac Index Mortgage Loan Trust
5.41%                                      06/25/35                            327,291                           317,792 (h,i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.29%                                      01/12/39                          5,131,480                           198,082 (b,h,i)
6.47%                                      11/15/35                            339,248                           349,309 (h)
JPMorgan Mortgage Trust
5.41%                                      11/25/35                            644,978                           624,331 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                      09/15/27                            740,820                           709,376 (h,i)
4.51%                                      12/15/29                            343,248                           323,617 (h)
4.53%                                      01/15/36                          2,337,202                           157,168 (b,d,h)
5.36%                                      03/15/34                          1,234,436                            19,063 (b,d,h,i)
5.58%                                      01/18/12                          8,077,318                           241,421 (d,h,i)
6.23%                                      03/15/26                            138,204                           139,945 (h)
6.24%                                      01/15/36                          3,649,107                            96,929 (b,d,h,i)
6.65%                                      10/15/35                          2,104,854                            89,965 (b,d,h,i)
7.61%                                      02/15/40                          6,420,840                           134,707 (b,d,h,i)
8.21%                                      03/15/36                          6,110,114                           170,179 (b,d,h,i)
LB-UBS Commercial Mortgage Trust
(Class A)
6.13%                                      12/15/30                            285,400                           290,071 (h)
6.65%                                      11/15/27                          1,427,276                         1,480,394 (h)
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                      07/14/16                             65,000                            67,332 (b,h)
LB-UBS Commercial Mortgage Trust
(Class X)
7.88%                                      12/15/39                          3,923,621                            68,315 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                      08/25/18                            304,875                            47,732 (g,h)
6.50%                                      08/25/34 - 05/25/35               1,264,763                         1,262,060 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                      01/25/35                            335,793                           335,793 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                      05/12/39                            840,000                           836,995
MLCC Mortgage Investors, Inc.
5.40%                                      02/25/36                            175,868                           170,626 (h,i)
Morgan Stanley Capital I
7.11%                                      04/15/33                            440,132                           455,474 (h)
Morgan Stanley Dean Witter Capital I
5.03%                                      04/15/34                          1,096,793                            21,850 (b,d,h,i)
5.20%                                      10/15/35                          1,717,911                            32,711 (b,d,h,i)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                      10/15/35                            471,800                           484,636 (h)
6.54%                                      02/15/31                            304,272                           309,166 (h)
Morgan Stanley Dean Witter Capital I
(Class X)
1.45%                                      02/01/31                          1,022,354                            41,853 (b,h,i)
Puma Finance Ltd. (Class A)
5.22%                                      10/11/34                            194,341                           194,671 (h,i)
5.62%                                      03/25/34                            406,548                           407,035 (h,i)
Residential Accredit Loans, Inc.
6.00%                                      01/25/36                            318,001                           301,224 (h)
6.05%                                      01/25/36                             99,928                            98,897 (h,i)
Residential Asset Securitization Trust
6.00%                                      01/25/46                             74,721                            63,723
Residential Funding Mortgage Security I
5.75%                                      01/25/36                            216,249                           203,156 (h)
Residential Mortgage Securities
5.23%                                      08/10/30                          1,517,920                         1,517,677 (b,h,i)
Structured Asset Securities Corp.
(Class X)
2.06%                                      02/25/28                             55,951                             2,902 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                      03/15/45                            859,000                           849,178 (h)
5.68%                                      05/15/43                            615,000                           612,551
Wells Fargo Mortgage Backed Securities
Trust
5.00%                                      11/25/20                            520,171                           504,177 (h)
5.39%                                      08/25/35                            487,555                           466,691 (h,i)
5.50%                                      01/25/36 - 03/25/36                 755,616                           701,859 (h)
                                                                                                              24,990,230

SOVEREIGN BONDS - 0.5%
Government of Argentina
4.89%                                      08/03/12                            255,000                           212,160 (i)
8.28%                                      12/31/33                            283,686                           252,520
Government of Bahamas
6.63%                                      05/15/33                            253,000                           270,448 (b,h)
Government of Brazil
12.50%                                     01/05/16                            485,000                           219,054
Government of Peru
8.38%                                      05/03/16                            255,000                           275,400
Government of Turkey
7.25%                                      03/15/15                            155,000                           145,506
Government of Uruguay
8.00%                                      11/18/22                            110,000                           105,325 (h)
                                                                                                               1,480,413

TOTAL BONDS AND NOTES                                                                                        265,342,098
 (COST $273,302,367)

                                                                           NUMBER OF CONTRACTS                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
Eurodollar Futures                                                                  75                                  $ 469
 (COST $3,019)

                                                                                PRINCIPAL
                                                                                  AMOUNT                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 20.9%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 13.3%
AESOP Funding II LLC (Class A)
5.39%                                      04/20/10                        $ 2,000,000                            $ 2,003,794 (b,i)
Chase Credit Card Master Trust (Class A)
5.31%                                      07/15/10                            491,280                                492,141 (i)
CNH Wholesale Master Note Trust (Class A)
5.31%                                      06/15/11                          2,000,000                              1,998,352 (i)
Countrywide Asset-Backed Certificates
5.75%                                      05/25/33                              3,706                                  3,712 (i)
Countrywide Asset-Backed Certificates
(Class 2)
5.62%                                      06/25/33                                555                                    556 (i)
Countrywide Asset-Backed Certificates
(Class A)
5.72%                                      03/25/33                             66,430                                 66,555 (i)
Countrywide Home Equity Loan Trust
(Class A)
5.44%                                      05/15/28                          1,856,597                              1,857,412 (i)
Discover Card Master Trust I (Class A)
5.22%                                      05/15/11                            828,000                                827,941 (i)
First Franklin Mortgage Loan Asset
Backed Certificates (Class M)
5.77%                                      03/25/35                          2,000,000                              2,011,527 (i)
First Franklin Mtg Loan Asset Backed
Certificates
5.50%                                      12/31/49                            828,000                                828,408 (i)
Fleet Credit Card Master Trust II
(Class A)
5.34%                                      04/15/10                          2,200,000                              2,203,184 (i)
Fleet Home Equity Loan Trust (Class A)
5.52%                                      01/20/33                            110,125                                110,260 (i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.24%                                      07/15/09                          2,680,000                              2,678,071 (i)
GMAC Mortgage Corp. Loan Trust
5.41%                                      08/25/35                          1,000,000                                999,979 (i)
Gracechurch Card Funding PLC (Class A)
5.23%                                      02/17/09                          3,552,000                              3,552,872 (i)
GSAMP Trust
5.43%                                      05/25/36                          1,934,360                              1,934,360 (b,i)
Hertz Vehicle Financing LLC
5.41%                                      05/25/08                          3,000,000                              3,000,767 (b,i)
Household Automotive Trust (Class A)
5.59%                                      05/18/09                            606,318                                606,994 (i)
Long Beach Mortgage Loan Trust
5.44%                                      09/25/35                          2,242,318                              2,242,658 (i)
5.60%                                      09/25/35                          1,656,000                              1,659,811 (i)
Metris Master Trust (Class A)
5.42%                                      10/20/10                            552,000                                552,199 (i)
Option One Mortgage Loan Trust (Class A)
5.74%                                      02/25/33                            789,287                                790,824 (i)
Residential Asset Mortgage Products, Inc.
5.59%                                      12/25/33                          1,552,000                              1,555,605 (i)
Residential Asset Mortgage Products, Inc. (Class A)
5.60%                                      06/25/32                             16,798                                 16,808 (i)
5.62%                                      01/25/34                             55,997                                 56,019 (i)
Saxon Asset Securities Trust
5.55%                                      05/25/35                            901,092                                901,662 (i)
Structured Asset Investment Loan Trust
5.49%                                      04/25/35                          3,000,000                              3,001,559 (i)
Structured Asset Securities Corp.
5.52%                                      02/25/35                          1,824,393                              1,826,264 (i)
                                                                                                                   37,780,294

CORPORATE NOTES - 2.9%
Countrywide Financial Corp.
5.38%                                      09/13/06                          5,000,000                              4,998,525 (i)
Prudential Financial, Inc.
5.46%                                      06/13/08                          2,276,000                              2,279,596 (i)
Toyota Motor Credit Corp.
5.27%                                      09/15/06                            828,000                                827,800 (i)
                                                                                                                    8,105,921

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
Banc of America Large Loan
5.41%                                      03/15/22                          3,414,000                              3,415,441 (b,i)
Countrywide Asset-Backed Certificates
5.60%                                      07/25/35                            552,000                                552,329 (i)
Crusade Global Trust (Class A)
5.59%                                      09/18/34                            220,676                                221,087 (i)
Granite Master Issuer PLC
5.27%                                      12/20/54                          1,000,000                              1,001,114 (i)
Granite Mortgages PLC (Class 1)
5.26%                                      01/20/43                            118,800                                118,984 (i)
GSAMP Trust
5.47%                                      12/25/35                            276,000                                276,151 (i)
Impac CMB Trust (Class A)
6.08%                                      12/25/33                             64,747                                 64,764 (i)
Interstar Millennium Trust (Class A)
5.52%                                      03/14/36                            141,720                                141,953 (i)
JPMorgan Alternative Loan Trust
5.41%                                      08/25/36                          1,000,000                              1,000,000 (i)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.37%                                      10/15/17                          2,288,065                              2,288,016 (b,i)
MortgageIT Trust (Class 1)
5.58%                                      05/25/35                          2,738,670                              2,737,597 (i)
National RMBS Trust
5.52%                                      03/20/34                            264,927                                265,016 (i)
Residential Accredit Loans, Inc.
5.62%                                      03/25/34                            134,713                                134,830 (i)
Thornburg Mortgage Securities Trust
(Class A)
5.66%                                      04/25/43                             81,134                                 81,210 (i)
Washington Mutual Inc.
5.66%                                      01/25/45                          1,059,394                              1,060,702 (i)
                                                                                                                   13,359,194

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                                 59,245,409
 (COST $59,232,097)

TOTAL INVESTMENTS IN SECURITIES                                                                                   324,587,976
 (COST $332,537,483)

                                                                                NUMBER OF
                                                                                  SHARES                                VALUE
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.8%
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 12.3%
GEI Short Term Investment Fund
6.93%                                                                       34,949,123                             34,949,123 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 9.5%
GEI Short Term Investment Fund
6.93%                                                                       26,999,556                             26,999,556 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                       61,948,679
(COST $61,948,679)

TOTAL INVESTMENTS                                                                                                 386,536,655
(COST $394,486,162)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (36.2)%                                                             (102,737,385)

                                                                                                                -------------
NET ASSETS - 100.0%                                                                                             $ 283,799,270
                                                                                                                =============


------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had the following written option contracts open at June 30, 2006 (unaudited):

                                                                EXPIRATION DATE/             NUMBER OF
            CALL OPTIONS                                          STRIKE PRICE               CONTRACTS                 VALUE
------------------------------------------------------------------------------------------------------------------------------
Eurodollar Futures                                                   July 06 /95.00             75                    $ (469)
 (Written Option Premium $731)

The GE Institutional Income Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                        NUMBER OF          CURRENT                UNREALIZED
               DESCRIPTION                    EXPIRATION DATE           CONTRACTS       NOTIONAL VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                            September 2006              35               $ 8,261,750               $ 1,654
U.S. Treasury Notes 10Yr. Futures              September 2006              20               2,097,187.5             (14,742.5)
U.S. Treasury Notes 5Yr. Futures               September 2006              65               6,721,406.0             (36,233.4)
                                                                                                                    ---------
                                                                                                                    $ (49,322)
                                                                                                                    =========


           NOTES TO SCHEDULES OF INVESTMENTS June 30, 2006 (unaudited)
--------------------------------------------------------------------------------


(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $2,990,957, $2,564,376 and $28,731,625 or 0.23%, 0.80% and 10.12% of net
      assets for the International Equity, Strategic Investment and Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2006.

(j)   All or a portion of security out on loan.

(k)   Step coupon bond.  Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m)   Treasury Inflated Securities.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p)   Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.

*     Less than 0.1%.

Abbreviations:

ADR      American Depository Receipt

GDR      Global Depository Receipt

REGD.    Registered

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

SPDR     Standard and Poors Depository Receipt

STRIPS   Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Institutional Funds

Date:  August 28, 2006